UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 38.9%

	Financials — 11.6%
$1,388,000	American Express Co., 3.000%, 10/30/24	$1,324,360
1,094,000	Bank of America Corp., 3.705%, 4/24/28	1,055,088
1,660,000	Bank of America Corp. MTN, 4.000%, 1/22/25	1,638,673
1,470,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,361,676
1,498,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	1,464,066
535,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 2.946%, 9/19/22(A)	536,317
945,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	931,463
370,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	364,700
1,466,000	BB&T Corp. MTN, 2.850%, 10/26/24	1,390,999
710,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	726,647
1,015,000	Citigroup, Inc., 3.300%, 4/27/25	973,131
617,000	Citigroup, Inc., 4.750%, 5/18/46	586,720
865,000	Credit Suisse AG (Switzerland) MTN, 3.625%, 9/9/24	850,543
1,065,000	Fifth Third Bancorp, 2.875%, 7/27/20	1,059,008
1,351,000	GE Capital International Funding Co. Unlimited Co. (Ireland), 4.418%, 11/15/35	1,308,821
1,200,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,194,341
925,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	912,965
1,600,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.359%, 7/24/23(A)	1,605,846
790,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	748,907
1,040,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	1,092,968
1,080,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	1,056,057
1,400,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	1,404,108
950,000	Huntington National Bank (The), 2.200%, 11/6/18	948,723
1,230,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.092%, 4/23/24(A)	1,223,636
805,000	JPMorgan Chase & Co., 3.250%, 9/23/22	797,538
1,575,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,492,241
1,534,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,415,315
1,350,000	Morgan Stanley, 3.737%, 4/24/24	1,341,900
1,455,000	Morgan Stanley, 3.950%, 4/23/27	1,387,039
1,018,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	954,890
1,100,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	1,007,260
1,130,000	PNC Bank NA, 2.700%, 11/1/22	1,086,246
1,223,000	Prudential Financial, Inc., 5.625%, 6/15/43	1,261,219
1,552,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	1,551,330
1,380,000	SL Green Operating Partnership LP, 3.250%, 10/15/22	1,341,036
1,460,000	SunTrust Banks, Inc., 4.000%, 5/1/25	1,466,957
800,000	Wells Fargo & Co., 2.100%, 7/26/21	768,700
785,000	Wells Fargo & Co., 4.125%, 8/15/23	789,244
		42,420,678

	Energy — 5.2%
882,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	856,438
993,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	956,452
200,000	CNOOC Finance 2011 Ltd. (British Virgin Islands), 144a, 4.250%, 1/26/21	203,807
350,000	CNOOC Nexen Finance 2014 ULC (Canada), 4.250%, 4/30/24	353,921
1,046,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	1,043,600
836,000	Concho Resources, Inc., 3.750%, 10/1/27	804,185
150,000	Ecopetrol SA (Colombia), 5.875%, 9/18/23	159,000
1,494,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.041%, 6/15/20(A)	1,499,845
841,000	Energy Transfer Partners LP, 4.950%, 6/15/28	838,388
795,000	EOG Resources, Inc., 3.900%, 4/1/35	771,290
200,000	Harvest Operations Corp. (Canada), 144a, 4.200%, 6/1/23	202,188
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	487,562
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	381,000
1,600,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	1,554,672
1,292,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	1,330,114
1,045,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,227,875
250,000	Petrobras Global Finance BV (Netherlands), 7.375%, 1/17/27	249,688
200,000	Petrobras Global Finance BV (Netherlands), 144a, 5.299%, 1/27/25	184,800
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	191,400

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.9% (Continued)

	Energy — (Continued)
$200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	$194,500
955,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	895,981
200,000	Petroleos Mexicanos (Mexico), 4.875%, 1/18/24	197,434
250,000	Petroleos Mexicanos (Mexico), 5.500%, 1/21/21	257,372
200,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	184,200
1,082,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	1,099,515
2,338	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	2,504
1,038,000	Valero Energy Corp., 4.350%, 6/1/28	1,033,407
1,863,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	1,802,452
350,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	300,562
		19,264,152

	Consumer Discretionary — 3.6%
1,391,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	1,430,474
1,286,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	1,276,667
1,110,000	AutoNation, Inc., 5.500%, 2/1/20	1,142,998
2,358,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	2,343,286
1,554,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.055%, 4/17/20(A)	1,557,176
711,000	Ford Motor Co., 4.750%, 1/15/43	614,527
1,550,000	Ford Motor Credit Co. LLC, 4.140%, 2/15/23	1,549,483
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	547,039
960,000	Home Depot, Inc. (The), 5.950%, 4/1/41	1,185,447
1,550,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	1,542,012
		13,189,109

	Health Care — 3.4%
715,000	Abbott Laboratories, 3.750%, 11/30/26	702,789
1,162,000	AbbVie, Inc., 4.450%, 5/14/46	1,111,166
795,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	771,981
1,030,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	1,065,686
380,000	Catholic Health Initiatives, 4.200%, 8/1/23	383,084
952,000	Celgene Corp., 5.000%, 8/15/45	932,191
1,630,000	CVS Health Corp., 4.300%, 3/25/28	1,607,847
735,000	CVS Health Corp., 5.125%, 7/20/45	744,761
1,016,000	Express Scripts Holding Co., 3.300%, 2/25/21	1,012,274
426,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	407,837
966,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	971,272
1,584,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	1,523,024
860,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	844,264
320,000	Zimmer Biomet Holdings, Inc., 3.375%, 11/30/21	317,452
		12,395,628

	Telecommunication Services — 3.1%
460,000	AT&T, Inc., 3.950%, 1/15/25	449,893
275,000	AT&T, Inc., 4.350%, 6/15/45	232,963
865,000	AT&T, Inc., 4.500%, 5/15/35	800,077
1,516,000	Booking Holdings, Inc., 3.600%, 6/1/26	1,475,231
1,159,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,221,627
1,137,000	Comcast Corp., 2.850%, 1/15/23	1,099,388
814,000	Comcast Corp., 4.000%, 3/1/48	717,147
1,385,000	Qwest Corp., 6.750%, 12/1/21	1,473,782
1,479,000	Telecom Italia SpA/Milano (Italy), 144a, 5.303%, 5/30/24	1,458,664
550,000	Verizon Communications, Inc., 4.672%, 3/15/55	488,475
886,000	Verizon Communications, Inc., 5.012%, 4/15/49	862,832
1,303,000	Warner Media LLC, 3.800%, 2/15/27	1,230,520
		11,510,599

	Information Technology — 2.5%
1,289,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	1,335,555
1,750,000	Apple, Inc., 2.750%, 1/13/25	1,674,908
1,303,000	Apple, Inc., 4.650%, 2/23/46	1,403,722
796,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	836,112
650,000	Microsoft Corp., 3.500%, 2/12/35	629,847
1,073,000	Oracle Corp., 2.650%, 7/15/26	989,556
1,400,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,347,268
935,000	Visa, Inc., 4.150%, 12/14/35	968,827
		9,185,795

	Consumer Staples — 2.5%
1,570,000	Cargill, Inc., 144a, 3.050%, 4/19/21	1,561,502
711,000	General Mills, Inc., 3.200%, 4/16/21	707,312
1,340,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	1,367,585
1,525,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,518,027
200,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	188,940
810,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	955,037
435,000	Kroger Co. (The), 5.000%, 4/15/42	428,850

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.9% (Continued)

	Consumer Staples — (Continued)
$761,000	Mondelez International, Inc., 4.125%, 5/7/28	$754,496
591,000	Moody’s Corp., 2.750%, 12/15/21	577,219
1,114,000	Reynolds American, Inc., 4.450%, 6/12/25	1,121,133
		9,180,101

	Real Estate — 2.3%
1,540,000	Boston Properties LP REIT, 3.200%, 1/15/25	1,465,760
1,296,000	Crown Castle International Corp., 3.650%, 9/1/27	1,205,484
832,000	Digital Realty Trust LP REIT, 2.750%, 2/1/23	792,483
853,000	Mid-America Apartments LP, 3.750%, 6/15/24	841,245
1,678,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	1,603,370
1,428,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	1,428,529
985,000	Welltower, Inc. REIT, 4.250%, 4/1/26	974,605
		8,311,476

	Industrials — 1.7%
1,290,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,528,510
1,350,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	1,266,401
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,426,592
200,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	206,930
930,000	FedEx Corp., 5.100%, 1/15/44	975,024
334,000	SBA Tower Trust, 144a, 2.898%, 10/15/44	331,883
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	355,268
280,000	Vulcan Materials Co., 4.500%, 4/1/25	281,382
		6,371,990

	Utilities — 1.7%
1,225,000	Dominion Energy, Inc., 2.000%, 8/15/21	1,168,037
700,000	Duke Energy Progress LLC, 4.150%, 12/1/44	690,821
1,004,000	Fortis, Inc., (Canada), 3.055%, 10/4/26	914,749
894,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	864,221
945,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	902,961
1,422,000	PacifiCorp., 5.750%, 4/1/37	1,709,474
		6,250,263

	Materials — 1.3%
785,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	879,200
200,000	Braskem Netherlands Finance BV (Netherlands), 144a, 4.500%, 1/10/28	184,000
300,000	Cemex SAB de CV (Mexico), 144a, 7.750%, 4/16/26	325,020
450,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	459,531
225,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.200%, 10/1/22	225,250
416,000	Newcrest Finance Pty Ltd. (Australia), 144a, 4.450%, 11/15/21	421,356
535,000	Petroleos Mexicanos (Mexico), 144a, 5.350%, 2/12/28	506,538
1,481,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	1,498,180
200,000	Suzano Austria GmbH (Austria), 144a, 7.000%, 3/16/47	205,750
		4,704,825
	Total Corporate Bonds	$142,784,616

	U.S. Government Mortgage-Backed Obligations — 24.1%
19,992	FHLMC, Pool #1B3366, (12M LIBOR +1.783%), 3.783%, 3/1/37(A)	19,992
115,275	FHLMC, Pool #1H1348, (1 Year CMT Rate +2.140%), 3.291%, 10/1/36(A)	120,955
302,632	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 3.874%, 4/1/37(A)	318,423
19,687	FHLMC, Pool #A12886, 5.000%, 8/1/33	21,020
58,810	FHLMC, Pool #A13842, 6.000%, 9/1/33	64,290
11,741	FHLMC, Pool #A21415, 5.000%, 5/1/34	12,480
28,054	FHLMC, Pool #A35682, 5.000%, 7/1/35	29,849
14,451	FHLMC, Pool #A36523, 5.000%, 8/1/35	15,375
81,809	FHLMC, Pool #A46590, 5.000%, 8/1/35	86,372
21,544	FHLMC, Pool #A56988, 5.500%, 2/1/37	23,299
6,741	FHLMC, Pool #A64971, 5.500%, 8/1/37	7,327
3,821,006	FHLMC, Pool #A89148, 4.000%, 10/1/39	3,925,685
131,941	FHLMC, Pool #A96485, 4.500%, 1/1/41	138,767
671,831	FHLMC, Pool #A97897, 4.500%, 4/1/41	707,956
19,380	FHLMC, Pool #C62740, 7.000%, 1/1/32	21,040
24,889	FHLMC, Pool #C72254, 6.500%, 7/1/32	27,831
76,481	FHLMC, Pool #C90986, 7.000%, 6/1/26	80,841
22,636	FHLMC, Pool #G02184, 5.000%, 4/1/36	24,156
3,267,613	FHLMC, Pool #G05483, 4.500%, 6/1/39	3,423,004
3,749,612	FHLMC, Pool #G05624, 4.500%, 9/1/39	3,933,142
365,560	FHLMC, Pool #G05733, 5.000%, 11/1/39	390,789
201,880	FHLMC, Pool #J13584, 3.500%, 11/1/25	204,409
2,747,137	FHLMC, Pool #Q29056, 4.000%, 10/1/44	2,811,243
6,076,966	FHLMC, Pool #Q32917, 3.000%, 4/1/45	5,914,902
6,259,500	FHLMC, Pool #Q33006, 3.500%, 4/1/45	6,253,213
74,813	FNMA, Pool #255628, 5.500%, 2/1/25	80,180
14,724	FNMA, Pool #426830, 8.000%, 11/1/24	14,854

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 24.1% (Continued)
$1,563	FNMA, Pool #432269, 6.500%, 8/1/28	$1,723
9,360	FNMA, Pool #540040, 7.500%, 6/1/28	9,371
19,758	FNMA, Pool #561741, 7.500%, 1/1/31	22,110
34,990	FNMA, Pool #640291, 7.000%, 8/1/32	35,588
31,424	FNMA, Pool #653301, 6.500%, 7/1/32	34,639
65,353	FNMA, Pool #653502, 6.500%, 7/1/32	72,039
34,761	FNMA, Pool #670402, 6.500%, 6/1/32	38,317
5,162	FNMA, Pool #725906, (12M LIBOR +1.617%), 3.367%, 8/1/34(A)	5,414
110,344	FNMA, Pool #738887, 5.500%, 10/1/33	118,259
188,950	FNMA, Pool #745257, 6.000%, 1/1/36	208,136
1,710	FNMA, Pool #745974, (12M LIBOR +1.862%), 3.607%, 10/1/36(A)	1,804
91,317	FNMA, Pool #748895, 6.000%, 12/1/33	96,384
67,193	FNMA, Pool #758564, 6.000%, 9/1/24	73,435
82,980	FNMA, Pool #810049, 5.500%, 3/1/35	88,934
142,502	FNMA, Pool #819297, 6.000%, 9/1/35	157,019
823,079	FNMA, Pool #881279, 5.000%, 11/1/36	879,795
42,645	FNMA, Pool #889060, 6.000%, 1/1/38	46,941
92,956	FNMA, Pool #889061, 6.000%, 1/1/38	104,138
2,909,426	FNMA, Pool #890310, 4.500%, 12/1/40	3,060,636
12,078	FNMA, Pool #895657, 6.500%, 8/1/36	13,070
180,113	FNMA, Pool #905049, 5.500%, 11/1/36	193,034
87,755	FNMA, Pool #908944, 5.500%, 1/1/37	94,050
530,407	FNMA, Pool #928553, 5.500%, 8/1/37	585,668
1,329,084	FNMA, Pool #931535, 5.500%, 7/1/39	1,426,328
261,187	FNMA, Pool #AA3467, 4.500%, 4/1/39	274,666
414,867	FNMA, Pool #AA4584, 4.500%, 4/1/39	436,253
98,245	FNMA, Pool #AB1800, 4.000%, 11/1/40	101,036
326,760	FNMA, Pool #AB2452, 4.000%, 3/1/26	335,897
3,603,455	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,522,164
100,955	FNMA, Pool #AD3775, 4.500%, 3/1/25	104,329
133,535	FNMA, Pool #AD6193, 5.000%, 6/1/40	143,213
4,924,680	FNMA, Pool #AD9193, 5.000%, 9/1/40	5,272,737
3,703,431	FNMA, Pool #AE0215, 4.000%, 12/1/39	3,802,764
344,468	FNMA, Pool #AE0996, 4.000%, 2/1/41	354,225
190,501	FNMA, Pool #AE1568, 4.000%, 9/1/40	195,605
604,926	FNMA, Pool #AE2497, 4.500%, 9/1/40	637,851
83,421	FNMA, Pool #AE5441, 5.000%, 10/1/40	89,490
311,843	FNMA, Pool #AH1135, 5.000%, 1/1/41	334,524
438,206	FNMA, Pool #AH3483, 3.500%, 2/1/26	444,147
175,485	FNMA, Pool #AH3671, 4.000%, 2/1/26	180,951
527,203	FNMA, Pool #AH6622, 4.000%, 3/1/41	544,634
698,249	FNMA, Pool #AL0150, 4.000%, 2/1/41	718,086
147,055	FNMA, Pool #AL0211, 5.000%, 4/1/41	157,759
4,013,370	FNMA, Pool #AL2860, 3.000%, 12/1/42	3,924,289
5,644,401	FNMA, Pool #AL5718, 3.500%, 9/1/44	5,649,611
2,749,468	FNMA, Pool #AS0779, 4.000%, 10/1/43	2,834,577
70,264	FNMA, Pool #AS7813, 4.000%, 8/1/46	71,689
4,331,769	FNMA, Pool #AS8703, 2.500%, 2/1/32	4,212,126
1,042,700	FNMA, Pool #AS8855, 3.500%, 2/1/37	1,053,083
9,070,976	FNMA, Pool #BC1809, 3.500%, 5/1/46	9,055,468
1,061,925	FNMA, Pool #BH6180, 4.000%, 7/1/47	1,083,888
1,800,218	GNMA, Pool #4424, 5.000%, 4/20/39	1,928,178
31,133	GNMA, Pool #5305, 4.000%, 2/20/42	32,196
2,750,000	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,848,090
8,010,259	GNMA, Ser 2012-147, Class IO, 0.564%, 4/16/54(A)(B)(C)	285,431
4,408,846	GNMA, Ser 2016-113, Class IO, 1.193%, 2/16/58(A)(B)(C)	404,531
17,367,150	GNMA, Ser 2016-140, Class IO, 0.935%, 5/16/58(A)(B)(C)	1,289,018
105,613	GNMA, Ser 2017-120, Class UZ, 4.000%, 8/20/47	98,324
	Total U.S. Government Mortgage-Backed Obligations	$88,459,056

	U.S. Treasury Obligations — 13.3%
11,710,000	U.S. Treasury Bond, 3.000%, 2/15/48	11,749,338
3,000,000	U.S. Treasury Note, 2.500%, 5/31/20	2,998,594
13,400,000	U.S. Treasury Note, 2.500%, 3/31/23	13,266,000
20,670,000	U.S. Treasury Note, 2.875%, 5/15/28	20,711,179
	Total U.S. Treasury Obligations	$48,725,111

	Sovereign Government Obligations — 5.1%
575,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	575,202
250,000	Argentine Republic Government International Bond, 7.125%, 6/28/17	190,375
200,000	Banco Nacional de Desenvolvimento Economico e Social (Brazil), 144a, 4.750%, 5/9/24	187,694
400,000	Colombia Government International Bond, 4.000%, 2/26/24	399,600
844,000	Colombia Government International Bond, 5.000%, 6/15/45	830,285
250,000	Colombia Government International Bond, 6.125%, 1/18/41	280,000
200,000	Costa Rica Government International Bond, 144a, 4.375%, 4/30/25	184,712
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	169,170
600,000	Croatia Government International Bond, 144a, 5.500%, 4/4/23	630,653
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	204,644
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	148,125
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	98,968
300,000	Ecuador Government International Bond, 144a, 10.500%, 3/24/20	305,250
350,000	Egypt Government International Bond, 144a, 6.125%, 1/31/22	344,068
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	196,604

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 5.1% (Continued)
$200,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	$193,524
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	186,500
300,000	Export Credit Bank of Turkey, 144a, 6.125%, 5/3/24	277,650
750,000	Hungary Government International Bond, 5.375%, 3/25/24	796,707
300,000	Indonesia Government International Bond, 144a, 3.850%, 7/18/27	284,635
200,000	Indonesia Government International Bond, 144a, 4.625%, 4/15/43	185,382
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	188,500
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	167,640
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	192,007
200,000	Mexico Government International Bond, 4.125%, 1/21/26	198,400
1,310,000	Mexico Government International Bond, 4.350%, 1/15/47	1,170,485
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	189,047
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	196,000
200,000	Nigeria Government International Bond, 144a, 6.375%, 7/12/23	197,393
200,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	182,183
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	196,100
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	237,500
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	188,359
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	248,777
200,000	Panama Government International Bond, 3.750%, 3/16/25	197,500
200,000	Panama Government International Bond, 4.500%, 4/16/50	192,500
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	202,500
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	299,250
432,000	Portugal Government International Bond, 144a, 5.125%, 10/15/24	447,143
1,135,000	Province of Alberta Canada, 2.200%, 7/26/22	1,095,967
1,333,000	Province of Ontario Canada, 1.875%, 5/21/20	1,309,701
300,000	Province of Santa Fe, 144a, 7.000%, 3/23/23	277,365
200,000	Republic of Armenia International Bond, 144a, 6.000%, 9/30/20	204,240
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	495,296
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	206,790
200,000	Republic of Poland Government International Bond, 4.000%, 1/22/24	203,016
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	283,501
250,000	Romanian Government International Bond, 144a, 4.875%, 1/22/24	257,025
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	350,413
350,000	Turkey Government International Bond, 4.875%, 4/16/43	260,298
400,000	Turkey Government International Bond, 5.125%, 3/25/22	387,226
200,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	171,350
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	369,375
1,206,000	Uruguay Government International Bond, 4.975%, 4/20/55	1,169,820
	Total Sovereign Government Obligations	$18,602,415

	Non-Agency Collateralized Mortgage Obligations — 3.6%
3,524	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.916%, 3/25/35(A)(C)	3,464
2,167,267	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.765%, 10/25/45(A)(C)	2,158,295
155,733	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	154,699
6,774	Alternative Loan Trust, Ser 2005-J3, Class 3A1, 6.500%, 9/25/34	6,817
35,205	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	35,435
2,166,692	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.943%, 1/25/45(A)(C)	2,089,822
2,205,201	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.867%, 12/25/44(A)(C)	2,169,104
87,042	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.592%, 2/25/35(A)(C)	88,664
214,821	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.784%, 4/25/35(A)(C)	217,438
47,927	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.903%, 6/25/36(A)(C)	45,341
33,547	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	33,728
2,174,009	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(C)	2,135,285

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 3.6% (Continued)
$185,637	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	$143,388
320,377	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.638%, 2/25/43(A)(C)	318,379
375,642	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.634%, 2/25/43(A)(C)	375,697
574,075	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.562%, 8/25/43(A)(C)	565,931
563,615	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.515%, 5/25/43(A)(C)	560,312
1,149,922	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.084%, 7/25/44(A)(C)	1,156,805
650	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Ser 2004-21XS, Class 2A6B, 5.650%, 12/25/34(D)	647
115,188	Structured Asset Securities Corp. Trust, Ser 2005-17, Class 5A1, 5.500%, 10/25/35	93,010
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(C)	709,948
101,485	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	94,132
97,975	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 3.600%, 6/25/33(A)(C)	99,202
	Total Non-Agency Collateralized Mortgage Obligations	$13,255,543

	Asset-Backed Securities — 3.3%
475,000	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class B, 144a, 2.850%, 7/10/20	474,818
3,109	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(D)	3,198
362,344	CWHEQ Home Equity Loan Trust, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)(C)	360,382
481,499	Elara HGV Timeshare Issuer LLC, Ser 2017-A, Class A, 144a, 2.690%, 3/25/30	471,739
272,568	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(D)	286,211
1,100,000	Hertz Vehicle Financing II LP, Ser 2015-1A, Class B, 144a, 3.520%, 3/25/21	1,094,834
3,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	3,262,254
1,332,218	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,489,364
304,842	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	298,761
1,187	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)(C)	1,239
297,979	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	297,902
280,862	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	279,824
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 3.478%, 10/15/30(A)	598,767
3,308,375	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,217,461
	Total Asset-Backed Securities	$12,136,754

	Agency Collateralized Mortgage Obligations — 2.6%
5,472,698	FHLMC REMIC, Ser 3331 Class PE, 6.000%, 6/15/37	5,912,206
1,566,275	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,680,967
182,934	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 6.741%, 12/25/29(D)	208,299
293,987	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	321,051
2,371,604	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22	102,462
100,635	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	98,596
989,453	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	974,774
32,954	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(D)	34,633
111,673	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 2.341%, 8/25/44(A)	110,948
	Total Agency Collateralized Mortgage Obligations	$9,443,936

	Commercial Mortgage-Backed Securities — 1.7%
36,500,000	Core Industrial Trust, Ser 2015-CALW, Class XA, 144a, 0.939%, 2/10/34(A)(C)	928,593
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(C)	573,183
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(C)	533,004

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 1.7% (Continued)
$595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	$593,652
3,400,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	3,265,700
528,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 10/6/38(A)(C)	487,228
	Total Commercial Mortgage-Backed Securities	$6,381,360

Shares

Preferred Stock — 0.4%

Utilities — 0.4%
55,359	Integrys Holding, Inc., 6.000%, 8/1/73,	$1,453,174

Principal
Amount

Bank Loan — 0.4%

Information Technology — 0.4%
$1,401,400	Micron Technology Inc., Term Loan, (LIBOR +1.750%), 3.850%, 4/26/22(A)(E)	$1,403,502

Shares

	Short-Term Investment Fund — 2.4%
8,954,330	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	$8,954,330

	Total Investment Securities —95.8%
	(Cost $358,207,209)	$351,599,797

	Other Assets in Excess of Liabilities — 4.2%	15,499,750
	Net Assets — 100.0%	$367,099,547

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2018.

(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2018.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

7

Touchstone Active Bond Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $62,198,812 or 16.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$142,784,616	$—	$142,784,616
U.S. Government Mortgage-Backed Obligations	—	88,459,056	—	88,459,056
U.S. Treasury Obligations	—	48,725,111	—	48,725,111
Sovereign Government Obligations	—	18,602,415	—	18,602,415
Non-Agency Collateralized Mortgage Obligations	—	13,255,543	—	13,255,543
Asset-Backed Securities	—	12,136,754	—	12,136,754
Agency Collateralized Mortgage Obligations	—	9,443,936	—	9,443,936
Commercial Mortgage-Backed Securities	—	6,381,360	—	6,381,360
Preferred Stock	1,453,174	—	—	1,453,174
Bank Loan	—	1,403,502	—	1,403,502
Short-Term Investment Fund	8,954,330	—	—	8,954,330
Total Assets	$10,407,504	$341,192,293	$—	$351,599,797

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Arbitrage Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Financials — 55.9%
Capitol Investment Corp. IV*	265,056	$2,730,077
Capitol Investment Corp. IV - Class A*	276,708	2,725,574
DFB Healthcare Acquisitions Corp.*	117,500	1,190,275
Far Point Acquisition Corp.*	433,000	4,412,270
Federal Street Acquisition Corp.*	200	2,020
Federal Street Acquisition Corp. - Class A*	605,705	5,917,738
GigCapital, Inc.*	168,842	1,772,841
Gores Holdings II, Inc., Class A*	377,353	3,837,680
GS Acquisition Holdings Corp.*	128,748	1,313,230
GTY Technology Holdings, Inc.*	3,800	39,634
GTY Technology Holdings, Inc., Class A*	394,646	3,970,139
Haymaker Acquisition Corp.*	558,693	5,586,930
Hennessy Capital Acquisition Corp. III*	97,333	986,957
Kayne Anderson Acquisition Corp., Class A*†	554,567	5,440,302
Landcadia Holdings, Inc.*	426,902	4,324,517
Legacy Acquisition Corp.*	510,000	5,110,200
Leisure Acquisition Corp.*	303,000	3,030,000
Leo Holdings Corp. (United Kingdom)*	207,732	2,112,634
Matlin and Partners Acquisition Corp. - Class A*†	494,731	4,882,995
Mosaic Acquisition Corp.*	617,263	6,184,975
Mudrick Capital Acquisition Corp.*	173,166	1,774,952
Nebula Acquisition Corp.*	190,000	1,913,300
New Frontier Corp. (Hong Kong)*	220,000	2,211,000
One Madison Corp.*	330,000	3,333,000
Pensare Acquisition Corp.*	423,360	4,195,498
Platinum Eagle Acquisition Corp.*	282,759	2,841,728
Platinum Eagle Acquisition Corp.*	20,132	195,683
Pure Acquisition Corp.*	592,692	6,075,093
Regalwood Global Energy Ltd.*	182,111	1,844,784
Saban Capital Acquisition Corp.*	50,860	541,150
Saban Capital Acquisition Corp. - Class A*	327,708	3,303,297
Sentinel Energy Services, Inc.*	252,465	2,547,372
Social Capital Hedosophia Holdings Corp.*	156,759	1,719,646
Tiberius Acquisition Corp.*	144,482	1,466,492
TPG Pace Energy Holdings Corp., Class A*†	310,475	3,374,863
TPG Pace Energy Holdings Corp., Class A	142,521	391,933
TPG Pace Holdings Corp., Class A*	568,825	5,648,432
Trinity Merger Corp.*	326,623	3,285,827
Twelve Seas Investment Co. (United Kingdom)*	200,000	2,012,000
Validus Holdings Ltd. (Bermuda)*	110,365	7,460,674
Vantage Energy Acquisition Corp., Class A*†	573,351	5,641,774
VectoIQ Acquisition Corp.*	107,513	1,081,581
XL Group Ltd. (Bermuda)††	134,650	7,533,667
		135,964,734

Information Technology — 9.3%
Cavium, Inc.*	61,600	5,328,400
NXP Semiconductors NV (Netherlands)*	92,900	10,151,183
VeriFone Systems, Inc.*	153,856	3,510,994
Web.com Group, Inc.*	143,900	3,719,815
		22,710,392

Consumer Discretionary — 8.0%
Lennar Corp. - Class A	32,500	1,706,250
Lennar Corp. - Class B††	16,071	686,071
Tribune Media Co., Class A††	183,460	7,021,014
Twenty-First Century Fox, Inc.††	203,760	10,039,255
		19,452,590

Energy — 5.1%
Alta Mesa Resources, Inc.*††	302,412	2,059,426
Andeavor††	36,970	4,849,725
RSP Permian, Inc.*††	123,100	5,418,862
		12,328,013

Utilities — 4.8%
Avista Corp.	91,699	4,828,869
WGL Holdings, Inc.	76,516	6,790,795
		11,619,664

Health Care — 4.6%
Akorn, Inc.*††	230,295	3,820,594
Foundation Medicine, Inc.*	33,518	4,581,911
Kindred Healthcare, LLC.*	312,618	2,813,562
		11,216,067

Real Estate — 3.5%
Gramercy Property Trust REIT††	124,871	3,411,476
LaSalle Hotel Properties REIT	122,000	4,176,060
MTGE Investment Corp. REIT	47,500	931,000
		8,518,536

Consumer Staples — 3.3%
Dr Pepper Snapple Group, Inc.	30,500	3,721,000
Pinnacle Foods, Inc.	47,000	3,057,820
Rite Aid Corp.*†	697,942	1,207,440
		7,986,260

Materials — 2.5%
KapStone Paper and Packaging Corp.	178,450	6,156,525

Industrials — 1.5%
Rockwell Collins, Inc.	18,610	2,506,395
USG Corp.*	24,940	1,075,413
		3,581,808

Telecommunication Services — 0.6%
AT&T, Inc.	44,797	1,438,432
Total Common Stocks		$240,973,021

9

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange-Traded Funds — 2.4%
Consumer Discretionary Select Sector SPDR Fund	1,153	$126,023
Financial Select Sector SPDR Fund	1,483	39,433
Health Care Select Sector SPDR Fund	108	9,014
Industrial Select Sector SPDR Fund	39	2,794
SPDR S&P 500 ETF Trust	19,600	5,317,088
Technology Select Sector SPDR Fund	3,124	217,024
Total Exchange-Traded Funds		$5,711,376

Principal
Amount

	Corporate Bonds — 2.1%

	Consumer Discretionary — 0.5%
$1,100,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22	1,138,500

	Energy — 0.4%
1,050,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	1,111,687

	Materials — 0.4%
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,010,000

	Financials — 0.4%
500,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.913%, 2/15/27(A)	465,000
500,000	JPMorgan Chase & Co., (3M LIBOR +0.950%), 3.284%, 9/30/34(A)	463,750
		928,750

	Industrials — 0.3%
750,000	USG Corp., 144a, 4.875%, 6/1/27	766,875

	Telecommunication Services — 0.1%
250,000	Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	255,625
	Total Corporate Bonds	$5,211,437

	Shares

Warrants — 1.0%

Financials — 0.9%
Avista Healthcare Public, Class A, Exp 12/2/21, Price $5.75	344,500	158,470
Black Ridge Acquisition Corp., Exp 10/25/22, Price $11.50*	139,049	34,762
Constellation Alpha Capital Corp., Class R, Exp 3/23/24, Price $11.50*	430,517	137,765
Federal Street Acquisition Corp., Class A, Exp 7/24/22 Price $11.50*	260,779	312,935
Gores Holdings II, Inc., Class A, Exp 3/6/22, Price $11.50*	48,125	77,000
GTY Technology Holdings, Inc., Class A, Exp 11/14/21, Price $11.50*	55,788	69,735
Hennessy Capital Acquisition Corp. III, Exp 6/15/24, Price $11.50*	90,000	129,600
Industrea Acquisition Corp., Class A, Exp 8/1/24, Price $11.50*	108,000	59,400
Kayne Anderson Acquisition Corp., Class A, Exp 6/30/22 Price $11.50*	188,433	226,120
Landcadia Holdings, Inc., Exp 6/1/23, Price $11.50*	116,798	93,438
Legacy Acquisition Corp., Class A, Exp 11/30/22, Price $5.75*	203,745	87,610
Matlin and Partners Acquisition Corp., Class A, Exp 5/28/21 Price $11.50*	352,355	229,031
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	149,180	95,475
Platinum Eagle Acquisition Corp., Exp 3/5/25, Price $11.50*	10,746	15,044
TPG Pace Holdings Corp. - Class A, Exp 8/18/22 Price $11.50	169,462	279,612
Vantage Energy Acquisition Corp., Class A, Exp 4/12/24, Price $11.50*	117,058	112,024
Willscot Corp., Exp 11/29/22, Price $11.50*	48,412	109,411

Energy — 0.1%
Alta Mesa Resources, Inc., Exp 2/9/23, Price $7.34*	182,131	254,983
Total Warrants		$2,482,415

	Number
	of
	Rights

Rights — 0.1%
Black Ridge Acquisition Corp. Exp 7/1/19, Strike Price $11.50*	87,549	26,265
Pensare Acquisition Corp. Exp 2/1/19, Strike Price $11.50*	298,360	134,262
Media General, Inc. Exp 12/31/23, Strike Price $10.00(B)	180,000	18,000
Total Rights		$178,527

	Number
	of	Notional
	Contracts	Amount

Purchased Options — 0.0%

Purchased Put Options — 0.0%
SPDR S&P 500 ETF Trust., Strike @270.00, Exp 07/18	50	$1,356,400	9,200
SPDR S&P 500 ETF Trust., Strike @272.00, Exp 07/18	146	3,960,688	48,910
SPDR S&P 500 ETF Trust., Strike @272.00, Exp 07/18	106	2,875,568	39,962

Total Purchased Options			$98,072

10

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 4.0%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	8,227,140	$8,227,140
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	1,499,364	1,499,364
Total Short-Term Investment Funds		$9,726,504

Total Long Positions
(Cost $269,811,360)		$264,381,352

Securities Sold Short — (13.1%)

Common Stocks — (9.0%)

Energy — (3.9%)
Concho Resources, Inc.*	(39,392)	(5,449,883)
Marathon Petroleum Corp.	(58,763)	(4,122,812)
		(9,572,695)

Consumer Discretionary — (2.9%)
Lennar Corp. - Class A	(32,500)	(1,706,250)
Lennar Corp. - Class B	(771)	(32,914)
Sinclair Broadcast Group, Inc., Class A	(42,195)	(1,356,569)
Walt Disney Co. (The)	(38,066)	(3,989,698)
		(7,085,431)

Information Technology — (1.2%)
Marvell Technology Group Ltd. (Bermuda)	(134,023)	(2,873,453)

Consumer Staples — (0.4%)
Conagra Brands, Inc.	(30,521)	(1,090,515)

Industrials — (0.4%)
United Technologies Corp.	(6,936)	(867,208)

Real Estate — (0.2%)
Annaly Capital Management, Inc., REIT	(45,215)	(465,263)
Total Common Stocks		$(21,954,565)

Exchange-Traded Funds — (4.1%)
Consumer Staples Select Sector SPDR Fund	(388)	(19,993)
Energy Select Sector SPDR Fund	(3,335)	(253,260)
iShares US Telecommunications ETF	(324)	(8,933)
Materials Select Sector SPDR Fund	(359)	(20,847)
Real Estate Select Sector SPDR Fund	(2,349)	(76,836)
SPDR S&P 500 ETF Trust	(27,000)	(7,324,560)
SPDR S&P Oil & Gas Exploration & Production ETF	(50,000)	(2,153,000)
Utilities Select Sector SPDR Fund	(520)	(27,019)
Total Exchange-Traded Funds		$(9,884,448)

Total Securities Sold Short
(Proceeds $32,258,336)		$(31,839,013)

	Number
	Of	Notional	Market
	Contracts	Amount	Value

Written Options — (0.0%)

Written Put Options — (0.0%)
SPDR S&P 500 ETF Trust., Strike @263.00, Exp 07/18	(50)	$(1,356,400)	$(3,050)
SPDR S&P 500 ETF Trust., Strike @265.00, Exp 07/18	(146)	(3,960,688)	(22,776)
SPDR S&P 500 ETF Trust., Strike @265.00, Exp 07/18	(212)	(5,751,136)	(40,704)
SPDR S&P 500 ETF Trust., Strike @273.00, Exp 07/18	(74)	(2,007,472)	(15,688)
			$(82,218)

Written Call Options — (0.0%)
Keurig Dr Pepper Inc., Strike @120.00, Exp 07/18	(305)	(2,820,335)	(71,675)
SPDR S&P 500 ETF Trust., Strike @272.00, Exp 07/18	(50)	(1,356,400)	(10,800)
SPDR S&P 500 ETF Trust., Strike @274.00, Exp 07/18	(146)	(3,960,688)	(29,346)
			$(111,821)

Total Written Options
(Premiums received $202,427)			$(194,039)

Total — 95.6%			$232,348,300

Cash Collateral for Securities Sold Short and Written Options — 7.4%			18,084,675
Liabilities in Excess of Other Assets — (3.0%)			(7,241,752)

Net Assets — 100.0%			$243,191,223

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(B)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

11

Touchstone Arbitrage Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $1,392,863.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of June 30, 2018 was $39,864,144.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

LIBOR - London Inter Bank Offered Rate

LP - Limited Partnership

REIT - Real Estate Investment Trusts

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $2,626,000 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$240,973,021	$—	$—	$240,973,021
Exchange-Traded Funds	5,711,376	—	—	5,711,376
Corporate Bonds	—	5,211,437	—	5,211,437
Warrants	2,423,015	59,400	—	2,482,415
Rights	160,527	—	18,000	178,527
Purchased Options Equity Contracts	98,072	—	—	98,072
Short-Term Investment Funds	9,726,504	—	—	9,726,504
Total Assets	$259,092,515	$5,270,837	$18,000	$264,381,352

Liabilities:
Securities Sold Short
Common Stocks	$(21,954,565)	$—	$—	$(21,954,565)
Exchange-Traded Funds	(9,884,448)	—	—	(9,884,448)
Other Financial Instruments***
Written Options
Equity Contracts	(194,039)	—	—	(194,039)
Total Liabilities	$(32,033,052)	$—	$—	$(32,033,052)
Total	$227,059,463	$5,270,837	$18,000	$232,348,300

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written options equity contracts.

Measurements Using Unobservable Inputs (Level 3)

Assets	Rights

Beginning balance September 30, 2017	$18,000
Net change in unrealized appreciation/depreciation	—
Realized gain from distributions received	—
Ending balance June 30, 2018	$18,000
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2018	$—

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Exp 12/31/23, Strike Price $10.00	$18,000	Issuer Guidance	New Issue

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

South Korea — 19.4%

Consumer Discretionary — 5.0%
Fila Korea Ltd.	4,899	$147,401
Innocean Worldwide, Inc.	1,919	102,278
LOTTE Himart Co. Ltd.	1,991	140,891
Modetour Network, Inc.	5,229	127,531

Consumer Staples — 1.8%
Orion Corp.	1,416	189,057

Financials — 1.6%
KIWOOM Securities Co. Ltd.	1,700	165,367

Health Care — 2.3%
Seegene, Inc.*	4,108	102,806
Value Added Technology Co. Ltd.	4,420	132,832

Information Technology — 6.4%
Douzone Bizon Co. Ltd.	3,751	208,455
HyVision System, Inc.	9,633	123,622
Jusung Engineering Co. Ltd.	9,698	71,388
Koh Young Technology, Inc.	1,951	178,360
Silicon Works Co. Ltd.	2,609	84,442

Materials — 2.3%
Korea Petrochemical Ind Co. Ltd.	701	157,400
Soulbrain Co. Ltd.	1,435	79,661
Total South Korea		2,011,491

Taiwan — 19.3%

Consumer Discretionary — 0.9%
Gourmet Master Co. Ltd.	9,350	90,333

Consumer Staples — 3.3%
Grape King Bio Ltd.	21,000	158,242
TCI Co. Ltd.	12,000	184,918

Health Care — 1.0%
Bioteque Corp.	31,000	107,581

Industrials — 2.5%
Airtac International Group	9,000	127,748
Sunny Friend Environmental Technology Co. Ltd.	18,000	126,788

Information Technology — 8.2%
ASPEED Technology, Inc.	4,000	104,726
E Ink Holdings, Inc.	90,000	99,889
Elite Advanced Laser Corp.	27,400	92,834
Inventec Corp.	123,000	96,459
King Yuan Electronics Co. Ltd.	129,000	117,277
Micro-Star International Co. Ltd.	40,000	123,132
Powertech Technology, Inc.	49,000	142,030
Primax Electronics Ltd.	39,000	78,929

Materials — 2.6%
Asia Cement Corp.	99,000	108,675
China General Plastics Corp.	164,289	162,992

Real Estate — 0.8%
Hung Sheng Construction Ltd.	61,000	81,611
Total Taiwan		2,004,164

China — 18.2%

Consumer Discretionary — 5.5%
China Yongda Automobiles Services Holdings Ltd.	146,000	143,074
Fu Shou Yuan International Group Ltd.	116,000	130,553
Tianneng Power International Ltd.	98,000	152,120
Xiabuxiabu Catering Management China Holdings Co. Ltd., 144a	66,000	144,188

Financials — 0.8%
Yirendai Ltd. ADR†	3,841	81,506

Health Care — 0.9%
Livzon Pharmaceutical Group, Inc. - Class H	19,500	93,224

Industrials — 2.3%
Haitian International Holdings Ltd.	42,000	99,143
Lonking Holdings Ltd.	316,000	144,721

Information Technology — 3.8%
Baozun, Inc. ADR*†	1,815	99,280
Chinasoft International Ltd.	194,000	150,843
Hollysys Automation Technologies Ltd.	6,533	144,641

Materials — 2.3%
Maanshan Iron & Steel Co. Ltd. - Class H*	304,000	134,514
West China Cement Ltd.	626,000	99,608

Real Estate — 2.6%
Guangzhou R&F Properties Co. Ltd. - Class H	68,000	136,473
Yuzhou Properties Co. Ltd.	231,000	135,751
Total China		1,889,639

India — 13.8%

Consumer Discretionary — 1.7%
Jubilant Foodworks Ltd.	8,564	173,271

Consumer Staples — 1.1%
Radico Khaitan Ltd.	18,558	112,121

Financials — 3.0%
Cholamandalam Investment and Finance Co. Ltd.	5,245	115,822
L&T Finance Holdings Ltd.	55,493	122,895
Srei Infrastructure Finance Ltd.	77,050	69,968

13

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)

India — (Continued)

Health Care — 2.5%
Jubilant Life Sciences Ltd.	15,063	$153,978
Natco Pharma Ltd.	8,770	103,249

Industrials — 1.5%
Dilip Buildcon Ltd., 144a	9,746	94,516
Jain Irrigation Systems Ltd.	56,145	62,990

Information Technology — 1.7%
Mphasis Ltd.	11,588	183,362

Materials — 1.1%
National Aluminium Co. Ltd.	118,409	111,878

Utilities — 1.2%
Indraprastha Gas Ltd.	34,201	127,048
Total India		1,431,098

Thailand — 6.6%

Energy — 1.1%
Star Petroleum Refining PCL	296,700	116,337

Financials — 3.1%
Krungthai Card PCL	15,500	164,519
Muangthai Capital PCL	155,900	155,364

Health Care — 1.3%
Mega Lifesciences PCL	112,800	135,309

Real Estate — 1.1%
Quality Houses PCL	1,152,300	107,126
Total Thailand		678,655

South Africa — 5.3%

Consumer Discretionary — 0.8%
Truworths International Ltd.	14,788	82,681

Consumer Staples — 1.9%
AVI Ltd.	12,437	98,100
Pick n Pay Stores Ltd.	18,551	101,129

Industrials — 0.7%
Barloworld Ltd.	7,713	72,742

Materials — 1.9%
African Rainbow Minerals Ltd.	10,255	81,562
Sappi Ltd.	16,585	110,351
Total South Africa		546,565

Brazil — 4.8%

Consumer Discretionary — 1.9%
Magazine Luiza SA	3,300	108,560
MRV Engenharia e Participacoes SA	28,500	88,020

Financials — 1.3%
IRB Brasil Resseguros SA	11,400	139,509

Industrials — 0.9%
Iochpe Maxion SA	16,700	90,055

Materials — 0.7%
Usinas Siderurgicas de Minas Gerais SA - Class A	39,900	75,461
Total Brazil		501,605

Malaysia — 2.8%

Industrials — 2.8%
AirAsia Group Bhd	142,500	105,617
Malaysia Airports Holdings Bhd	83,200	181,250
Total Malaysia		286,867

Mexico — 2.0%

Consumer Discretionary — 1.3%
Alsea SAB de CV	38,600	132,980

Industrials — 0.7%
Promotora y Operadora de Infraestructura SAB de CV	8,690	77,780
Total Mexico		210,760

Indonesia — 1.8%

Financials — 1.1%
Bank Tabungan Negara Persero Tbk PT	677,100	115,558

Industrials — 0.7%
Waskita Karya Persero Tbk PT	494,300	66,221
Total Indonesia		181,779

Cyprus — 1.8%

Financials — 1.8%
TCS Group Holding PLC GDR	8,769	181,518

Greece — 1.2%

Consumer Discretionary — 1.2%
JUMBO SA	7,728	127,430

Turkey — 1.0%

Industrials — 1.0%
Turkiye Sise ve Cam Fabrikalari AS	106,116	97,687

Poland — 0.8%

Consumer Discretionary — 0.8%
CCC SA	1,558	85,713
Total Common Stocks		$10,234,971

14

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 4.4%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	303,767	$303,767
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	154,117	154,117
Total Short-Term Investment Funds		$457,884

Total Investment Securities —103.2%
(Cost $11,262,151)		$10,692,855

Liabilities in Excess of Other Assets — (3.2%)		(328,229)

Net Assets — 100.0%		$10,364,626

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $154,906.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $238,704 or 2.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
South Korea	$102,278	$1,909,213	$—	$2,011,491
Taiwan	—	2,004,164	—	2,004,164
China	568,758	1,320,881	—	1,889,639
India	—	1,431,098	—	1,431,098
Thailand	107,126	571,529	—	678,655
South Africa	280,791	265,774	—	546,565
Brazil	501,605	—	—	501,605
Malaysia	181,250	105,617	—	286,867
Mexico	210,760	—	—	210,760
Indonesia	—	181,779	—	181,779
Cyprus	181,518	—	—	181,518
Greece	127,430	—	—	127,430
Turkey	—	97,687	—	97,687
Poland	—	85,713	—	85,713
Short-Term Investment Funds	457,884	—	—	457,884
Total	$2,719,400	$7,973,455	$—	$10,692,855

At June 30, 2018, equity securities valued at $929,886 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 occur when required confidence levels are achieved, triggering use of a systematic valuation model, provided by an independent third party, to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.6%

	Consumer Discretionary — 20.7%
$263,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	$249,192
700,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	662,340
214,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	213,465
1,499,000	Altice Financing SA (Luxembourg), 144a, 6.625%, 2/15/23	1,477,264
463,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	447,814
506,000	Altice France SA (France), 144a, 6.000%, 5/15/22	507,796
824,000	Altice France SA (France), 144a, 6.250%, 5/15/24	800,310
334,000	Altice France SA (France), 144a, 7.375%, 5/1/26	326,552
400,000	Altice US Finance I Corp., 144a, 5.375%, 7/15/23	398,000
761,000	Altice US Finance I Corp., 144a, 5.500%, 5/15/26	734,365
381,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26†	366,712
265,000	AMC Networks, Inc., 4.750%, 8/1/25	254,734
292,000	AMC Networks, Inc., 5.000%, 4/1/24	287,620
245,000	Aramark Services, Inc., 144a, 5.000%, 2/1/28	233,975
446,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23†	434,850
798,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.125%, 6/1/22	780,045
1,000,000	Avon Products, Inc., 6.600%, 3/15/20(A)	985,000
985,000	Belo Corp., 7.250%, 9/15/27	1,014,550
339,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	338,152
861,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	841,628
555,000	Brinker International, Inc., 3.875%, 5/15/23	523,088
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	515,310
352,000	Cable One, Inc., 144a, 5.750%, 6/15/22	359,040
1,018,000	Cablevision Systems Corp., 5.875%, 9/15/22	1,010,365
825,000	Cardtronics, Inc., 5.125%, 8/1/22	787,875
525,000	Cardtronics, Inc. / Cardtronics USA Inc., 144a, 5.500%, 5/1/25	475,125
271,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	271,678
797,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	745,693
1,325,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.750%, 2/15/26	1,301,812
190,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.875%, 4/1/24	190,475
653,000	Central Garden & Pet Co., 5.125%, 2/1/28	604,025
500,000	Century Communities, Inc., 5.875%, 7/15/25	472,500
395,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144a, 10.500%, 2/15/23	402,900
447,000	GLP Capital LP / GLP Financing II, Inc., 5.250%, 6/1/25	447,000
243,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	248,164
1,025,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,014,750
432,000	GLP Capital LP / GLP Financing II, Inc., 5.750%, 6/1/28	435,240
581,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	566,475
474,000	Hertz Corp. (The), 5.875%, 10/15/20	463,335
540,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	518,400
627,000	Hilton Domestic Operating Co., Inc., 144a, 5.125%, 5/1/26	616,028
1,051,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	1,077,275
116,000	JC Penney Corp., Inc., 8.125%, 10/1/19	119,770
638,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.000%, 6/1/24	629,834
270,000	Lennar Corp., 4.125%, 1/15/22	267,300
402,000	Lennar Corp., 4.750%, 5/30/25	388,935
437,000	Lennar Corp., 4.750%, 11/29/27	409,819
398,000	Lennar Corp., 4.875%, 12/15/23	397,005
620,000	Lennar Corp., 5.375%, 10/1/22	632,400
168,000	Lennar Corp., 5.875%, 11/15/24	173,862
305,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	295,088
191,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	189,568
711,000	LSC Communications, Inc., 144a, 8.750%, 10/15/23	696,780
205,000	M/I Homes, Inc., 5.625%, 8/1/25	191,675
998,000	Mattel, Inc., 144a, 6.750%, 12/31/25	971,802
947,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	821,522
531,000	Meritage Homes Corp., 7.150%, 4/15/20	560,205
1,047,000	MGM Resorts International, 6.000%, 3/15/23	1,078,410
546,000	New Home Co., Inc. (The), 7.250%, 4/1/22	561,605
343,000	Penske Automotive Group, Inc., 5.375%, 12/1/24	336,998
300,000	PulteGroup, Inc., 5.500%, 3/1/26	297,000
810,000	Quad/Graphics, Inc., 7.000%, 5/1/22	826,200

16

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.6% (Continued)

	Consumer Discretionary — (Continued)
$700,000	Quebecor Media, Inc. (Canada), 5.750%, 1/15/23	$714,000
200,000	QVC, Inc., 5.125%, 7/2/22	204,876
246,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	247,533
343,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	346,430
276,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	264,270
253,000	Service Corp. International, 5.375%, 5/15/24	258,692
896,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	869,120
440,000	Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25	433,950
248,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26	238,700
243,000	Sonic Automotive, Inc., 5.000%, 5/15/23	232,065
533,000	Sonic Automotive, Inc., 6.125%, 3/15/27	503,685
213,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	213,266
150,000	Toll Brothers Finance Corp., 4.375%, 4/15/23	147,000
413,000	Toll Brothers Finance Corp., 5.875%, 2/15/22	428,488
353,000	United Rentals North America, Inc., 4.625%, 10/15/25	336,232
317,000	United Rentals North America, Inc., 5.875%, 9/15/26	320,170
490,000	William Lyon Homes, Inc., 5.875%, 1/31/25	463,662
632,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	627,260
		41,096,094

	Energy — 16.2%
584,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	589,840
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,163,887
510,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/23†	516,375
200,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	198,250
638,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	663,520
398,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	433,820
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	725,000
499,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 5.750%, 1/30/28	486,525
757,000	Energy Transfer Equity LP, 5.500%, 6/1/27	757,000
823,000	Ensco PLC (United Kingdom), 7.750%, 2/1/26	777,488
204,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	215,220
895,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	857,016
395,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	413,762
251,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	246,294
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	476,905
581,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 8/1/22	586,810
1,493,000	Gulfport Energy Corp., 6.375%, 5/15/25	1,451,942
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	344,138
327,000	Jagged Peak Energy LLC, 144a, 5.875%, 5/1/26	320,460
413,000	MEG Energy Corp. (Canada), 144a, 6.375%, 1/30/23	384,090
1,076,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	1,051,790
646,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	759,050
630,000	Oasis Petroleum, Inc., 144a, 6.250%, 5/1/26	636,300
1,206,000	Parkland Fuel Corp. (Canada), 144a, 6.000%, 4/1/26	1,187,910
1,012,000	PDC Energy, Inc., 6.125%, 9/15/24	1,032,240
421,000	PDC Energy, Inc., 144a, 5.750%, 5/15/26	416,790
574,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	582,380
539,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	556,518
477,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	502,042
320,000	Precision Drilling Corp. (Canada), 144a, 7.125%, 1/15/26	328,640
276,000	QEP Resources, Inc., 5.375%, 10/1/22	280,830
193,000	QEP Resources, Inc., 5.625%, 3/1/26	184,798
598,000	QEP Resources, Inc., 6.800%, 3/1/20	624,910
460,000	Range Resources Corp., 4.875%, 5/15/25	431,250
627,000	Range Resources Corp., 5.000%, 8/15/22	620,730
174,000	Range Resources Corp., 5.000%, 3/15/23	168,345
15,000	Range Resources Corp., 5.750%, 6/1/21	15,375
200,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	194,000

17

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.6% (Continued)

	Energy — (Continued)
$581,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	$547,592
1,379,000	Shelf Drilling Holdings Ltd. (Cayman Islands), 144a, 8.250%, 2/15/25	1,389,342
1,371,000	Southwestern Energy Co., 6.200%, 1/23/25(A)	1,341,866
896,000	Southwestern Energy Co., 7.500%, 4/1/26	927,360
159,000	Sunoco LP / Sunoco Finance Corp., 144a, 4.875%, 1/15/23	152,640
247,000	Sunoco LP / Sunoco Finance Corp., 144a, 5.500%, 2/15/26	234,032
1,080,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	1,101,600
453,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	445,072
313,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	302,045
313,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	296,568
104,000	Transocean Guardian Ltd. (Cayman Islands), 144a, 5.875%, 1/15/24	103,610
693,600	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	743,019
554,000	Tullow Oil PLC (United Kingdom), 144a, 7.000%, 3/1/25	524,222
353,000	Ultra Resources, Inc., 144a, 6.875%, 4/15/22	267,398
475,000	Ultra Resources, Inc., 144a, 7.125%, 4/15/25	333,688
1,484,000	Unit Corp., 6.625%, 5/15/21	1,480,290
393,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	380,228
223,000	Williams Cos., Inc. (The), 7.500%, 1/15/31	265,225
		32,018,037

	Telecommunication Services — 12.6%
580,000	CenturyLink, Inc., 5.625%, 4/1/25†	548,100
1,434,000	CenturyLink, Inc., 5.800%, 3/15/22	1,419,660
436,000	CenturyLink, Inc., 6.450%, 6/15/21	448,282
300,000	CenturyLink, Inc., 6.750%, 12/1/23†	301,500
564,000	CenturyLink, Inc., 6.875%, 1/15/28	518,880
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	697,466
204,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	205,020
2,908,000	CSC Holdings LLC, 5.250%, 6/1/24	2,748,060
190,000	CSC Holdings LLC, 144a, 6.625%, 10/15/25	194,512
1,613,000	DISH DBS Corp., 5.875%, 7/15/22	1,516,220
1,111,000	DISH DBS Corp., 6.750%, 6/1/21	1,112,389
789,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	739,688
100,000	Frontier Communications Corp., 7.125%, 1/15/23	73,688
290,000	Frontier Communications Corp., 8.500%, 4/15/20†	296,348
1,541,000	Frontier Communications Corp., 10.500%, 9/15/22	1,398,458
595,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	574,175
749,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	716,943
741,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	664,825
49,000	Intelsat Jackson Holdings SA (Luxembourg), 7.500%, 4/1/21	48,632
378,000	Level 3 Financing, Inc., 5.625%, 2/1/23	378,000
507,000	Meredith Corp., 144a, 6.875%, 2/1/26	500,029
113,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	109,328
362,000	Nokia OYJ (Finland), 3.375%, 6/12/22	350,445
362,000	Nokia OYJ (Finland), 4.375%, 6/12/27	340,280
652,000	Qualitytech LP/QTS Finance Corp., 144a, 4.750%, 11/15/25	610,239
505,000	Sprint Capital Corp., 6.875%, 11/15/28	483,538
2,599,000	Sprint Corp., 7.125%, 6/15/24	2,623,924
223,000	Sprint Corp., 7.625%, 2/15/25	227,462
293,000	Sprint Corp., 7.625%, 3/1/26	298,860
353,000	Telecom Italia Capital SA (Luxembourg), 6.000%, 9/30/34	336,409
865,000	Telecom Italia Capital SA (Luxembourg), 6.375%, 11/15/33	852,025
1,196,000	T-Mobile USA, Inc., 6.000%, 4/15/24	1,237,860
480,000	T-Mobile USA, Inc., 6.500%, 1/15/26	495,000
222,000	Univision Communications, Inc., 144a, 5.125%, 5/15/23	213,120
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	242,946
374,000	UPCB Finance IV Ltd. (Cayman Islands), 144a, 5.375%, 1/15/25	355,337
636,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	596,250
575,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	564,938
		25,038,836

	Health Care — 8.5%
637,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	641,778
475,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	486,875
492,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	453,255
1,013,000	Centene Corp., 4.750%, 1/15/25	1,007,935
216,000	Centene Corp., 144a, 5.375%, 6/1/26	218,836
1,087,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	995,964
1,050,000	Encompass Health Corp., 5.750%, 11/1/24	1,050,609

18

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.6% (Continued)

	Health Care — (Continued)
$488,000	Envision Healthcare Corp., 5.625%, 7/15/22	$494,405
156,000	Envision Healthcare Corp., 144a, 5.125%, 7/1/22	157,365
470,000	Envision Healthcare Corp., 144a, 6.250%, 12/1/24	500,550
1,662,000	HCA, Inc., 5.375%, 2/1/25	1,636,571
371,000	HCA, Inc., 5.875%, 5/1/23	384,912
1,602,000	HCA, Inc., 5.875%, 2/15/26	1,616,018
410,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 4.875%, 4/15/20	402,825
469,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500%, 4/15/25	375,200
684,000	Select Medical Corp., 6.375%, 6/1/21	693,320
134,000	Teleflex, Inc., 4.875%, 6/1/26	131,320
223,000	Tenet Healthcare Corp., 4.500%, 4/1/21	220,770
250,000	Tenet Healthcare Corp., 4.750%, 6/1/20	250,625
1,613,000	Tenet Healthcare Corp., 6.000%, 10/1/20	1,657,358
705,000	Tenet Healthcare Corp., 144a, 5.125%, 5/1/25	670,191
320,000	Tenet Healthcare Corp., 144a, 7.500%, 1/1/22	332,800
300,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 6.000%, 4/15/24	297,098
1,167,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 6.750%, 3/1/28†	1,189,439
997,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	994,508
		16,860,527

	Consumer Staples — 8.4%
1,123,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's Inc. / Albertson's LLC, 5.750%, 3/15/25	993,855
870,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	855,862
303,000	American Woodmark Corp., 144a, 4.875%, 3/15/26	287,092
1,020,000	B&G Foods, Inc., 5.250%, 4/1/25†	961,350
521,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	479,007
788,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	798,835
1,287,000	Cimpress NV. (Netherlands), 144a, 7.000%, 6/15/26	1,314,349
818,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	795,505
374,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	378,675
748,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	684,420
477,000	Graham Holdings Co., 144a, 5.750%, 6/1/26	481,770
455,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	447,038
949,000	Ingles Markets, Inc., 5.750%, 6/15/23	934,765
234,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	223,472
478,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	451,567
298,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	300,980
160,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	161,600
760,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	750,500
631,000	Pilgrim's Pride Corp., 144a, 5.750%, 3/15/25	605,760
66,000	Pilgrim's Pride Corp., 144a, 5.875%, 9/30/27	61,215
816,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	760,920
502,000	Post Holdings, Inc., 144a, 5.625%, 1/15/28	470,625
1,917,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	1,943,838
125,000	Service Corp. International/US, 7.500%, 4/1/27	140,938
1,402,000	Staples, Inc., 144a, 8.500%, 9/15/25	1,307,365
		16,591,303

	Industrials — 7.9%
502,000	Adient Global Holdings Ltd. (Jersey), 144a, 4.875%, 8/15/26	450,545
520,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22(A)	527,696
691,071	American Airlines 2013-2 Class B Pass Through Trust, 144a, 5.600%, 7/15/20	705,325
217,000	Amsted Industries, Inc., 144a, 5.375%, 9/15/24	215,372
510,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	496,612
315,000	Ball Corp., 4.875%, 3/15/26	313,819
655,000	BBA US Holdings, Inc., 144a, 5.375%, 5/1/26	657,463
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	588,606
540,000	Bombardier, Inc. (Canada), 144a, 7.500%, 3/15/25	562,275
367,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	371,588

19

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.6% (Continued)

	Industrials — (Continued)
$622,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 144a, 4.750%, 2/1/26	$590,900
378,000	Dana Financing Luxembourg Sarl (Luxembourg), 144a, 5.750%, 4/15/25	372,330
415,000	Delphi Technologies PLC (Jersey), 144a, 5.000%, 10/1/25	395,806
107,000	Energizer Gamma Acquisition, Inc., 144a, 6.375%, 7/15/26	108,806
166,000	Energizer Holdings, Inc., 144a, 5.500%, 6/15/25	163,095
287,000	James Hardie International Finance DAC. (Ireland), 144a, 4.750%, 1/15/25	279,825
612,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	627,300
400,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	393,000
804,000	Multi-Color Corp., 144a, 4.875%, 11/1/25	748,725
436,000	Multi-Color Corp., 144a, 6.125%, 12/1/22	445,810
701,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	708,010
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	731,530
191,000	Novelis Corp., 144a, 6.250%, 8/15/24	191,000
256,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	258,880
1,036,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	953,120
365,000	Standard Industries, Inc./NJ, 144a, 5.375%, 11/15/24	360,438
549,000	Standard Industries, Inc./NJ, 144a, 6.000%, 10/15/25	550,372
406,000	Tenneco, Inc., 5.000%, 7/15/26	362,558
391,000	TransDigm, Inc., 5.500%, 10/15/20	391,000
439,000	Triumph Group, Inc., 4.875%, 4/1/21	422,538
570,000	Triumph Group, Inc., 5.250%, 6/1/22	548,625
324,000	Triumph Group, Inc., 7.750%, 8/15/25	320,760
165,198	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	165,479
655,000	Wabash National Corp., 144a, 5.500%, 10/1/25	628,800
		15,608,008

	Financials — 7.7%
73,000	Aircastle Ltd. (Bermuda), 5.000%, 4/1/23	73,274
977,000	Aircastle Ltd. (Bermuda), 5.500%, 2/15/22	998,982
555,000	Ally Financial, Inc., 5.750%, 11/20/25	565,406
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,097,310
978,000	Bank of America Corp., 6.100%(B)	1,016,533
314,000	CIT Group, Inc., 6.125%, 3/9/28	322,635
616,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	622,160
263,000	Credit Acceptance Corp., 6.125%, 2/15/21	263,986
651,000	Credit Acceptance Corp., 7.375%, 3/15/23	672,158
322,000	Goldman Sachs Group, Inc. (The)., Ser P, 5.000%(B)	302,068
664,000	JPMorgan Chase & Co., Ser Z, 5.300%(B)	676,284
844,000	MetLife, Inc., Ser C, 5.250%(B)	858,601
642,000	MGIC Investment Corp., 5.750%, 8/15/23	654,840
197,000	Navient Corp., 5.000%, 10/26/20	196,508
699,000	Navient Corp., 6.500%, 6/15/22	715,601
455,000	Navient Corp., 7.250%, 9/25/23	476,612
637,000	Navient Corp. MTN, 7.250%, 1/25/22	666,461
932,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	859,584
386,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	377,809
430,000	Radian Group, Inc., 4.500%, 10/1/24	414,950
497,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23	467,180
1,372,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, 12/15/22	1,443,907
641,000	Springleaf Finance Corp., 5.625%, 3/15/23	637,603
382,000	Springleaf Finance Corp., 6.875%, 3/15/25	379,135
328,000	Springleaf Finance Corp., 7.125%, 3/15/26	326,360
200,000	Travelport Corporate Finance PLC (United Kingdom), 144a, 6.000%, 3/15/26	201,500
		15,287,447

	Materials — 6.0%
200,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	201,250
1,076,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000%, 9/30/26	1,145,940
178,000	Blue Cube Spinco LLC, 9.750%, 10/15/23	201,585
380,000	Cascades, Inc. (Canada), 144a, 5.500%, 7/15/22	376,675
441,000	Cascades, Inc. (Canada), 144a, 5.750%, 7/15/23	434,385
300,000	Commercial Metals Co., 4.875%, 5/15/23	293,340
968,000	Commercial Metals Co., 144a, 5.750%, 4/15/26	941,380

20

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.6% (Continued)

	Materials — (Continued)
$761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	$783,830
1,163,000	Freeport-McMoRan, Inc., 3.550%, 3/1/22	1,104,850
112,000	Freeport-McMoRan, Inc., 6.875%, 2/15/23	118,014
579,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	606,502
111,000	Kaiser Aluminum Corp., 5.875%, 5/15/24	113,220
1,060,000	Kinross Gold Corp. (Canada), 144a, 4.500%, 7/15/27	972,550
365,000	Lundin Mining Corp. (Canada), 144a, 7.875%, 11/1/22	382,155
565,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	536,750
373,000	NOVA Chemicals Corp. (Canada), 144a, 5.250%, 8/1/23	372,068
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	862,330
284,000	Olin Corp., 5.000%, 2/1/30	268,380
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	377,748
376,000	Steel Dynamics, Inc., 5.000%, 12/15/26	376,000
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	585,060
906,000	Tronox, Inc., 144a, 6.500%, 4/15/26	900,338
		11,954,350

	Information Technology — 5.2%
671,000	CDK Global, Inc., 4.875%, 6/1/27	643,321
849,000	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	865,980
148,000	Dell International LLC / EMC Corp., 144a, 5.875%, 6/15/21	150,016
1,067,000	Dell International LLC / EMC Corp., 144a, 7.125%, 6/15/24	1,130,411
1,016,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	973,155
711,000	EMC Corp., 3.375%, 6/1/23	664,886
896,000	First Data Corp., 144a, 5.000%, 1/15/24	889,280
503,000	First Data Corp., 144a, 5.375%, 8/15/23	507,653
336,000	First Data Corp., 144a, 7.000%, 12/1/23	349,971
34,000	Harland Clarke Holdings Corp., 144a, 8.375%, 8/15/22	33,320
425,000	IQVIA, Inc., 144a, 5.000%, 10/15/26	413,844
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	213,638
181,000	Match Group, Inc., 144a, 5.000%, 12/15/27	168,330
600,000	NCR Corp., 4.625%, 2/15/21	595,500
652,000	Netflix, Inc., 144a, 4.875%, 4/15/28	621,467
776,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	791,520
415,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	418,112
338,000	Symantec Corp., 144a, 5.000%, 4/15/25	327,446
605,000	Western Digital Corp., 4.750%, 2/15/26	588,362
		10,346,212

	Utilities — 3.1%
554,000	AES Corp./VA, 4.875%, 5/15/23	552,615
429,000	DPL, Inc., 7.250%, 10/15/21	463,256
541,000	GenOn Energy, Inc., 10/15/18(C)	492,310
500,000	GenOn Energy, Inc., 6/15/28(C)	466,250
462,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	436,590
163,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.875%, 10/15/21	165,038
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	877,690
595,000	NRG Energy, Inc., 6.250%, 7/15/22	612,285
446,000	NRG Energy, Inc., 7.250%, 5/15/26	474,990
198,000	NRG Energy, Inc., 144a, 5.750%, 1/15/28	195,030
400,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	400,000
302,000	Vistra Energy Corp., 5.875%, 6/1/23	310,682
618,000	Vistra Energy Corp., 144a, 8.125%, 1/30/26	671,302
		6,118,038

	Real Estate — 2.3%
323,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	313,310
549,000	CoreCivic, Inc. REIT, 4.750%, 10/15/27	498,218
506,000	CyrusOne LP / CyrusOne Finance Corp., REIT, 5.000%, 3/15/24	506,000
277,000	CyrusOne LP / CyrusOne Finance Corp., REIT, 5.375%, 3/15/27	274,922
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	262,342
1,238,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	1,194,670
238,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	240,975
1,362,000	Sabra Health Care LP. REIT, 5.125%, 8/15/26	1,301,424
		4,591,861
	Total Corporate Bonds	$195,510,713

21

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Short-Term Investment Funds — 1.9%
225,630	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	$225,630
3,583,573	Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	3,583,573
	Total Short-Term Investment Funds	$3,809,203

	Total Investment Securities —100.5%
	(Cost $204,201,113)	$199,319,916

	Liabilities in Excess of Other Assets — (0.5%)	(1,002,398)
	Net Assets — 100.0%	$198,317,518

(A)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2018.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2018 was 958,560 or 0.5% of net assets.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $3,457,623.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $90,294,859 or 45.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$195,510,713	$—	$195,510,713
Short-Term Investment Funds	3,809,203	—	—	3,809,203
Total	$3,809,203	$195,510,713	$—	$199,319,916

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Merger Arbitrage Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 63.5%
Big Rock Partners Acquisition Corp.*	95,400	$996,930
Capitol Investment Corp. IV*	185,312	1,908,714
Capitol Investment Corp. IV - Class A*	176,350	1,737,048
Constellation Alpha Capital Corp.*	292,203	122,725
Constellation Alpha Capital Corp. - Class R*	258,614	2,573,209
DFB Healthcare Acquisitions Corp.*	88,256	894,033
Draper Oakwood Technology Acquisition, Inc.*	74,275	779,888
Draper Oakwood Technology
Acquisition, Inc., Class A*	81,899	817,352
Far Point Acquisition Corp.*	315,000	3,209,850
Federal Street Acquisition Corp. - Class A*	490,614	4,793,299
GigCapital, Inc.*	119,397	1,253,668
Gores Holdings II, Inc., Class A*†	271,897	2,765,263
GS Acquisition Holdings Corp.*	80,000	816,000
GTY Technology Holdings, Inc., Class A*††	370,266	3,724,876
Haymaker Acquisition Corp.*	426,711	4,267,110
Hennessy Capital Acquisition Corp. III*	127,196	1,418,235
Hennessy Capital Acquisition Corp. III*	70,002	709,820
HL Acquisitions Corp.*	125,000	1,257,500
Kayne Anderson Acquisition Corp., Class A*	406,346	3,986,254
Landcadia Holdings, Inc.*††	318,291	3,224,288
Legacy Acquisition Corp.*	383,027	3,837,931
Leisure Acquisition Corp.*	169,962	1,699,620
Leo Holdings Corp. (United Kingdom)*	176,897	1,799,042
Matlin and Partners Acquisition Corp. - Class A*	457,029	4,510,876
Modern Media Acquisition Corp.*	96,765	1,035,386
Mosaic Acquisition Corp.*	479,200	4,801,584
Mudrick Capital Acquisition Corp.*	140,271	1,437,778
Nebula Acquisition Corp.*	170,000	1,711,900
New Frontier Corp. (Hong Kong)*	150,000	1,507,500
One Madison Corp.*	261,504	2,641,190
Pensare Acquisition Corp.*	325,286	3,223,584
Platinum Eagle Acquisition Corp.*	218,327	2,194,186
Platinum Eagle Acquisition Corp.*	15,244	148,172
Pure Acquisition Corp.*	421,332	4,318,653
Regalwood Global Energy Ltd.*	125,062	1,266,878
Saban Capital Acquisition Corp.*	34,950	371,868
Saban Capital Acquisition Corp. - Class A*	222,960	2,247,437
Sentinel Energy Services, Inc.*	238,176	2,403,196
Social Capital Hedosophia Holdings Corp.*	120,447	1,321,304
Thunder Bridge Acquisition Ltd.*	74,295	745,922
Tiberius Acquisition Corp.*	102,675	1,042,151
TPG Pace Energy Holdings Corp., Class A*	219,404	2,384,921
TPG Pace Energy Holdings Corp., Class A	103,042	283,366
TPG Pace Holdings Corp., Class A*	429,019	4,260,159
Trinity Merger Corp.*	253,884	2,554,073
Twelve Seas Investment Co. (United Kingdom)*	170,000	1,710,200
Validus Holdings Ltd. (Bermuda)*††	56,075	3,790,670
Vantage Energy Acquisition Corp., Class A*	459,008	4,516,639
VectoIQ Acquisition Corp.*	81,145	816,319
XL Group Ltd. (Bermuda)††	68,795	3,849,080
		109,687,647

Information Technology — 7.1%
Cavium, Inc.*	30,830	2,666,795
NXP Semiconductors NV (Netherlands)*	55,413	6,054,979
VeriFone Systems, Inc.*††	77,074	1,758,829
Web.com Group, Inc.*	68,400	1,768,140
		12,248,743

Consumer Discretionary — 6.6%
Lennar Corp. - Class A	22,400	1,176,000
Lennar Corp. - Class B	10,107	431,468
Tribune Media Co., Class A††	124,510	4,764,998
Twenty-First Century Fox, Inc.††	101,895	5,020,367
		11,392,833

Energy — 3.9%
Alta Mesa Resources, Inc.*††	240,436	1,637,369
Andeavor††	18,490	2,425,518
RSP Permian, Inc.*††	61,750	2,718,235
		6,781,122

Utilities — 3.8%
Avista Corp.††	46,713	2,459,907
WGL Holdings, Inc.††	46,815	4,154,831
		6,614,738

Health Care — 3.3%
Akorn, Inc.*††	126,138	2,092,629
Foundation Medicine, Inc.*	15,957	2,181,322
Kindred Healthcare, LLC.*	162,621	1,463,589
		5,737,540

Consumer Staples — 2.9%
Dr Pepper Snapple Group, Inc.	21,800	2,659,600
Pinnacle Foods, Inc.	22,260	1,448,236
Rite Aid Corp.*†	525,002	908,253
		5,016,089

Real Estate — 2.5%
Gramercy Property Trust REIT††	64,510	1,762,413
LaSalle Hotel Properties REIT††	63,500	2,173,605
MTGE Investment Corp. REIT	22,360	438,256
		4,374,274

Industrials — 2.5%
Rockwell Collins, Inc.††	9,990	1,345,453
Sparton Corp.*††	130,000	2,468,700
USG Corp.*††	11,990	517,009
		4,331,162

23

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.6% (Continued)

Materials — 2.0%
KapStone Paper and Packaging Corp.††	97,980	$3,380,310

Telecommunication Services — 0.5%
AT&T, Inc.	26,646	855,603
Total Common Stocks		$170,420,061

Principal
Amount

	Corporate Bonds — 3.1%

	Materials — 0.6%
$1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,010,000

	Energy — 0.6%
950,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	1,005,813

	Consumer Discretionary — 0.5%
900,000	Williams Scotsman International, Inc., 144a, 7.875%, 12/15/22	931,500

	Financials — 0.5%
500,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.913%, 2/15/27(A)	465,000
500,000	JPMorgan Chase & Co., (3M LIBOR +0.950%), 3.284%, 9/30/34(A)	463,750
		928,750

	Telecommunication Services — 0.5%
750,000	Nexstar Broadcasting, Inc., 144a, 6.125%, 2/15/22	766,875

	Industrials — 0.4%
648,000	USG Corp., 144a, 4.875%, 6/1/27	662,580
	Total Corporate Bonds	$5,305,518

	Shares

Exchange-Traded Funds — 2.2%
Consumer Discretionary Select Sector SPDR Fund	865	94,544
Financial Select Sector SPDR Fund	1,112	29,568
Health Care Select Sector SPDR Fund	81	6,760
Industrial Select Sector SPDR Fund	29	2,077
SPDR S&P 500 ETF Trust	12,800	3,472,384
Technology Select Sector SPDR Fund	2,343	162,768
Total Exchange-Traded Funds		$3,768,101

		Market
	Shares	Value

Warrants — 1.2%

Financials — 1.1%
Avista Healthcare Public, Class A, Exp 12/2/21, Price $5.75	306,682	$141,074
Black Ridge Acquisition Corp., Exp 10/25/22, Price $11.50*	109,420	27,355
Constellation Alpha Capital Corp., Class R, Exp 3/23/24, Price $11.50*	499,683	159,899
Federal Street Acquisition Corp., Class A, Exp 7/24/22 Price $11.50*	189,101	226,921
Gores Holdings II, Inc., Class A, Exp 3/6/22, Price $11.50*	50,425	80,680
GTY Technology Holdings, Inc., Class A, Exp 11/14/21, Price $11.50*	59,477	74,346
Hennessy Capital Acquisition Corp. III, Exp 6/15/24, Price $11.50*	41,825	60,228
Industrea Acquisition Corp., Class A, Exp 8/1/24, Price $11.50*	75,000	41,250
Kayne Anderson Acquisition Corp., Class A, Exp 6/30/22 Price $11.50*	141,229	169,475
Landcadia Holdings, Inc., Exp 6/1/23, Price $11.50*	83,293	66,634
Legacy Acquisition Corp., Class A, Exp 11/30/22, Price $5.75*	143,061	61,516
Matlin and Partners Acquisition Corp., Class A, Exp 5/28/21 Price $11.50*	374,792	243,615
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	107,893	69,052
Platinum Eagle Acquisition Corp., Exp 3/5/25, Price $11.50*	8,137	11,392
TPG Pace Holdings Corp. - Class A, Exp 8/18/22 Price $11.50	133,836	220,829
Vantage Energy Acquisition Corp., Class A, Exp 4/12/24, Price $11.50*	107,685	103,055
Willscot Corp., Exp 11/29/22, Price $11.50*	45,667	103,207
		1,860,528

Energy — 0.1%
Alta Mesa Resources, Inc., Exp 2/9/23, Price $7.34*	164,499	230,299
Total Warrants		$2,090,827

Principal
Amount

Commercial Mortgage-Backed Security — 0.8%
$1,320,000	GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Class C, 144a, (1M LIBOR +2.750%), 4.823%, 8/15/32(A)	$1,323,568

24

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Rights	Value

Rights — 0.1%
Black Ridge Acquisition Corp. Exp 7/1/19, Strike Price $11.50*	68,895	$20,668
Pensare Acquisition Corp. Exp 2/1/19, Strike Price $11.50*	215,786	97,104
Media General, Inc. Exp 12/31/23, Strike Price $10.00(B)	208,090	20,809
Total Rights		$138,581

	Number
	of	Notional
	Contracts	Amount

Purchased Options — 0.0%

Purchased Put Options — 0.0%
SPDR S&P 500 ETF Trust., Strike @270.00, Exp 07/18	50	$1,356,400	9,200
SPDR S&P 500 ETF Trust., Strike @272.00, Exp 07/18	94	2,550,032	35,438
SPDR S&P 500 ETF Trust., Strike @272.00, Exp 07/18	78	2,115,984	26,130
Total Purchased Options			$70,768

	Shares

Short-Term Investment Funds — 12.7%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	20,975,318	20,975,318
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	961,952	961,952
Total Short-Term Investment Funds		$21,937,270

Total Long Positions
(Cost $208,595,782)		$205,054,694

		Market
	Shares	Value

Securities Sold Short — (11.4%)

Common Stocks — (6.6%)

Energy — (2.8%)
Concho Resources, Inc.*	(19,760)	$(2,733,796)
Marathon Petroleum Corp.	(29,392)	(2,062,143)
		(4,795,939)

Consumer Discretionary — (2.3%)
Lennar Corp. - Class A	(22,400)	(1,176,000)
Lennar Corp. - Class B	(607)	(25,913)
Sinclair Broadcast Group, Inc., Class A	(28,639)	(920,744)
Walt Disney Co. (The)	(18,280)	(1,915,927)
		(4,038,584)

Information Technology — (0.8%)
Marvell Technology Group Ltd. (Bermuda)	(67,078)	(1,438,152)

Consumer Staples — (0.3%)
Conagra Brands, Inc.	(14,458)	(516,584)

Industrials — (0.3%)
United Technologies Corp.	(3,750)	(468,862)

Real Estate — (0.1%)
Annaly Capital Management, Inc., REIT	(21,285)	(219,023)
Total Common Stocks		$(11,477,144)

Exchange-Traded Funds — (4.8%)
Consumer Staples Select Sector SPDR Fund	(291)	(14,995)
Energy Select Sector SPDR Fund	(2,501)	(189,926)
iShares US Telecommunications ETF	(243)	(6,700)
Materials Select Sector SPDR Fund	(269)	(15,621)
Real Estate Select Sector SPDR Fund	(1,761)	(57,602)
SPDR S&P 500 ETF Trust	(23,000)	(6,239,440)
SPDR S&P Oil & Gas Exploration & Production ETF	(42,000)	(1,808,520)
Utilities Select Sector SPDR Fund	(390)	(20,264)
Total Exchange-Traded Funds		$(8,353,068)
Total Securities Sold Short
(Proceeds $19,895,242)		$(19,830,212)

	Number
	of	Notional
	Contracts	Amount

Written Options — (0.1%)

Written Put Options — (0.0%)
SPDR S&P 500 ETF Trust., Strike @263.00, Exp 07/18	(50)	$(1,356,400)	(3,050)
SPDR S&P 500 ETF Trust., Strike @265.00, Exp 07/18	(78)	(2,115,984)	(12,168)
SPDR S&P 500 ETF Trust., Strike @265.00, Exp 07/18	(188)	(5,100,064)	(36,096)
SPDR S&P 500 ETF Trust., Strike @273.00, Exp 07/18	(102)	(2,767,056)	(21,624)
			$(72,938)

25

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value

Written Call Options — (0.1%)
Keurig Dr Pepper Inc., Strike @120.00, Exp 07/18	(218)	$(2,015,846)	$(51,230)
SPDR S&P 500 ETF Trust., Strike @272.00, Exp 07/18	(50)	(1,356,400)	(10,800)
SPDR S&P 500 ETF Trust., Strike @274.00, Exp 07/18	(78)	(2,115,984)	(15,678)
			$(77,708)
Total Written Options
(Premiums received $151,086)			$(150,646)
Total — 107.2%			$185,073,836

Cash Collateral for Securities Sold Short and Written Options — 3.3%			5,720,236
Liabilities in Excess of Other Assets — (10.5%)			(18,060,924)

Net Assets — 100.0%			$172,733,148

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(B)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $924,594.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of June 30, 2018 was $48,544,928.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

REIT - Real Estate Investment Trusts

SPDR - Standard & Poor's Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $4,088,815 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$170,420,061	$—	$—	$170,420,061
Corporate Bonds	—	5,305,518	—	5,305,518
Warrants	2,090,827	—	—	2,090,827
Commercial Mortgage-Backed Security	—	1,323,568	—	1,323,568
Exchange-Traded Funds	3,768,101	—	—	3,768,101
Rights	117,772	—	20,809	138,581
Purchased Options Equity Contracts	70,768	—	—	70,768
Short-Term Investment Funds	21,937,270	—	—	21,937,270
Total Assets	$198,404,799	$6,629,086	$20,809	$205,054,694

Liabilities:
Securities Sold Short
Common Stocks	$(11,477,144)	$—	$—	$(11,477,144)
Exchange-Traded Funds	(8,353,068)	—	—	(8,353,068)
Other Financial Instruments**
Written Options Equity Contracts	(150,646)	—	—	(150,646)
Total Liabilities	$(19,980,858)	$—	$—	$(19,980,858)
Total	$178,423,941	$6,629,086	$20,809	$185,073,836

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts.

26

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

At June 30, 2018, equity securities valued at $1,035,386 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 occur when required confidence levels are achieved, triggering use of a systematic valuation model, provided by an independent third party, to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when required confidence levels were not reached in the systematic model.

Measurements Using Unobservable Inputs (Level 3)
Assets	Rights

Beginning balance September 30, 2017	$20,809
Net change in unrealized appreciation/depreciation	—
Realized gain from distributions received	—
Ending balance June 30, 2018	$20,809
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2018	$—

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Exp 12/31/23, Strike Price $10.00	$20,809	Issuer Guidance	New Issue

See accompanying Notes to Portfolios of Investments.

27

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Industrials — 21.6%
Armstrong World Industries, Inc.*	505,550	$31,950,760
Cintas Corp.	301,890	55,870,782
Copart, Inc.*	688,528	38,943,144
Old Dominion Freight Line, Inc.	278,380	41,467,485
Sensata Technologies Holding PLC*	497,740	23,682,469
		191,914,640

Consumer Discretionary — 21.0%
CarMax, Inc.*	445,390	32,455,569
Deckers Outdoor Corp.*	196,180	22,146,760
Dollar Tree, Inc.*	279,850	23,787,250
Hasbro, Inc.	285,580	26,361,890
Penske Automotive Group, Inc.	497,774	23,320,712
Tiffany & Co.	297,100	39,098,360
Whirlpool Corp.	128,150	18,739,374
		185,909,915

Financials — 15.7%
Alleghany Corp.	58,720	33,762,238
M&T Bank Corp.	209,220	35,598,783
Progressive Corp. (The)	577,270	34,145,521
T Rowe Price Group, Inc.	309,750	35,958,878
		139,465,420

Materials — 12.9%
AXAlta Coating Systems Ltd.*	837,670	25,389,778
Ball Corp.	811,970	28,865,534
NewMarket Corp.	75,590	30,576,155
Vulcan Materials Co.	229,480	29,616,689
		114,448,156

Information Technology — 11.8%
Amphenol Corp. - Class A	415,140	36,179,451
Citrix Systems, Inc.*	314,580	32,980,567
Paychex, Inc.	513,360	35,088,156
		104,248,174

Consumer Staples — 11.6%
Brown-Forman Corp. - Class B	535,540	26,246,815
Edgewell Personal Care Co.*	218,670	11,034,088
Energizer Holdings, Inc.	352,451	22,190,315
Post Holdings, Inc.*	502,067	43,187,803
		102,659,021

Real Estate — 3.2%
STORE Capital Corp. REIT	1,028,820	28,189,668
Total Common Stocks		$866,834,994

Short-Term Investment Fund — 2.2%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	19,387,735	$19,387,735

Total Investment Securities —100.0%
(Cost $722,506,682)		$886,222,729

Other Assets in Excess of Liabilities — 0.0%		353,800

Net Assets — 100.0%		$886,576,529

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$866,834,994	$—	$—	$866,834,994
Short-Term Investment Fund	19,387,735	—	—	19,387,735
Total	$886,222,729	$—	$—	$886,222,729

See accompanying Notes to Portfolios of Investments.

28

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Financials — 18.5%
Allstate Corp. (The)	133,469	$12,181,716
Ameriprise Financial, Inc.	85,094	11,902,949
Blackstone Mortgage Trust, Inc. - Class A, REIT†	372,285	11,700,918
E*TRADE Financial Corp.*	208,071	12,725,622
Hanover Insurance Group, Inc. (The)	85,385	10,208,631
Hartford Financial Services Group, Inc. (The)	203,992	10,430,111
M&T Bank Corp.	46,481	7,908,742
PacWest Bancorp	238,233	11,773,475
Pinnacle Financial Partners, Inc.	158,385	9,716,920
Reinsurance Group of America, Inc.	85,385	11,397,190
Signature Bank*	88,299	11,291,676
Sterling Bancorp.	396,181	9,310,253
SVB Financial Group*	47,792	13,800,418
		144,348,621

Industrials — 12.8%
Aercap Holdings N.V. (Ireland)*	279,468	15,133,192
Clean Harbors, Inc.*	177,618	9,866,680
Dover Corp.	138,714	10,153,865
Fluor Corp.	144,980	7,072,124
KAR Auction Services, Inc.	261,983	14,356,668
Parker-Hannifin Corp.	41,964	6,540,089
Regal-Beloit Corp.	156,491	12,800,964
Snap-on, Inc.	84,656	13,605,912
Stericycle, Inc.*	159,696	10,426,552
		99,956,046

Materials — 11.9%
Allegheny Technologies, Inc.*	353,488	8,879,619
Bemis Co., Inc.	157,642	6,654,069
Berry Global Group, Inc.*	267,656	12,296,117
FMC Corp.	160,862	14,350,499
Olin Corp.	345,183	9,913,656
RPM International, Inc.	168,293	9,814,848
Scotts Miracle-Gro Co. (The)	138,277	11,499,115
Sonoco Products Co.	139,734	7,336,035
Valvoline, Inc.	544,949	11,754,550
		92,498,508

Information Technology — 10.9%
Diebold Nixdorf, Inc.	299,430	3,578,188
Fidelity National Information Services, Inc.	134,780	14,290,723
Leidos Holdings, Inc.	164,030	9,677,770
MACOM Technology Solutions Holdings, Inc.*†	885,760	20,407,910
PTC, Inc.*	139,151	13,053,755
Qorvo, Inc.*	128,515	10,303,048
Synopsys, Inc.*	154,742	13,241,273
		84,552,667

Consumer Discretionary — 9.1%
Aramark	197,872	7,341,051
BorgWarner, Inc.	213,463	9,213,063
Carter's, Inc.	61,926	6,712,159
Dollar General Corp.	43,567	4,295,706
Dollar Tree, Inc.*	133,469	11,344,865
LKQ Corp.*	532,855	16,998,074
Michaels Cos., Inc. (The)*	375,828	7,204,623
Newell Brands, Inc.	286,462	7,387,855
		70,497,396

Energy — 8.5%
Anadarko Petroleum Corp.	208,654	15,283,905
Apergy Corp.*	69,357	2,895,655
Cimarex Energy Co.	123,269	12,541,388
EQT Corp.	206,323	11,384,903
Newfield Exploration Co.*	327,698	9,912,864
Noble Energy, Inc.	397,784	14,033,819
		66,052,534

Real Estate — 8.2%
Alexandria Real Estate Equities, Inc., REIT	105,347	13,291,631
American Campus Communities, Inc., REIT	278,011	11,921,112
Brixmor Property Group, Inc., REIT	529,358	9,226,710
Equinix, Inc., REIT	21,711	9,333,342
Host Hotels & Resorts, Inc., REIT	490,017	10,324,658
Mid-America Apartment Communities, Inc., REIT	94,710	9,534,456
		63,631,909

Utilities — 7.5%
DTE Energy Co.	120,355	12,472,389
Edison International	129,826	8,214,091
Evergy, Inc.	327,698	18,400,243
Pinnacle West Capital Corp.	159,842	12,876,872
PPL Corp.	235,610	6,726,665
		58,690,260

Consumer Staples — 5.7%
Darling Ingredients, Inc.*	522,486	10,387,022
Hain Celestial Group, Inc. (The)*	266,938	7,954,752
Kroger Co. (The)	225,119	6,404,636
Pinnacle Foods, Inc.	95,293	6,199,763
TreeHouse Foods, Inc.*	250,910	13,175,284
		44,121,457

Health Care — 5.3%
AmerisourceBergen Corp.	63,966	5,454,381
Charles River Laboratories International, Inc.*	98,790	11,090,165
DENTSPLY SIRONA, Inc.	242,896	10,631,558
Envision Healthcare Corp.*	176,185	7,753,902
Patterson Cos., Inc.†	270,580	6,134,049
		41,064,055
Total Common Stocks		$765,413,453

29

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange-Traded Fund — 1.0%

iShares Russell Mid-Cap Value ETF	87,794	$7,768,891

Short-Term Investment Funds — 4.8%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	6,033,252	6,033,251
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	31,235,363	31,235,363
Total Short-Term Investment Funds		$37,268,614

Total Investment Securities —104.2%
(Cost $722,529,728)		$810,450,958

Liabilities in Excess of Other Assets — (4.2%)		(32,413,927)

Net Assets — 100.0%		$778,037,031

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $30,246,841.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$765,413,453	$—	$—	$765,413,453
Exchange-Traded Fund	7,768,891	—	—	7,768,891
Short-Term Investment Funds	37,268,614	—	—	37,268,614
Total	$810,450,958	$—	$—	$810,450,958

See accompanying Notes to Portfolios of Investments.

30

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Information Technology — 25.2%
Canon, Inc. (Japan), ADR	62,797	$2,052,834
Cisco Systems, Inc.	39,491	1,699,298
Cypress Semiconductor Corp.	156,184	2,433,347
HP, Inc.	87,560	1,986,736
KLA-Tencor Corp.	26,219	2,688,234
Nokia OYJ (Finland), ADR†	289,456	1,664,372
QUALCOMM, Inc.	29,942	1,680,345
Sabre Corp.	92,577	2,281,097
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	52,115	1,905,324
Texas Instruments, Inc.	18,613	2,052,083
Western Digital Corp.	27,838	2,154,940
		22,598,610

Financials — 21.0%
Aegon NV (Netherlands)	273,524	1,619,262
BB&T Corp.	70,728	3,567,520
CME Group, Inc.	13,433	2,201,937
FNF Group	46,612	1,753,543
HSBC Holdings PLC (United Kingdom), ADR†	44,670	2,105,744
Huntington Bancshares, Inc.	170,426	2,515,488
Old Republic International Corp.	71,375	1,421,076
Toronto-Dominion Bank (The) (Canada)	47,098	2,725,090
Umpqua Holdings Corp.	38,034	859,188
		18,768,848

Energy — 10.4%
Occidental Petroleum Corp.	16,023	1,340,805
ONEOK, Inc.	36,740	2,565,554
Pembina Pipeline Corp. (Canada)	22,659	784,001
TOTAL SA (France), ADR	39,329	2,381,764
Williams Cos., Inc. (The)	83,514	2,264,065
		9,336,189

Consumer Discretionary — 8.4%
Carnival Corp.	27,191	1,558,316
Gap, Inc. (The)	62,150	2,013,038
Six Flags Entertainment Corp.	28,809	2,018,070
Target Corp.	25,248	1,921,878
		7,511,302

Telecommunication Services — 8.1%
BCE, Inc. (Canada)	46,612	1,887,320
Verizon Communications, Inc.	55,028	2,768,459
Vodafone Group PLC (United Kingdom), ADR	105,525	2,565,313
		7,221,092

Materials — 6.0%
International Paper Co.	32,334	1,683,955
LyondellBasell Industries NV - Class A	33,341	3,662,509
		5,346,464

Real Estate — 5.7%
Crown Castle International Corp., REIT	19,422	2,094,080
Digital Realty Trust, Inc., REIT	9,064	1,011,361
Lamar Advertising Co. - Class A, REIT	29,780	2,034,272
		5,139,713

Utilities — 4.5%
AES Corp.	122,843	1,647,325
CenterPoint Energy, Inc.	86,103	2,385,914
		4,033,239

Industrials — 4.1%
Eaton Corp. PLC	31,399	2,346,761
United Parcel Service, Inc. - Class B	12,624	1,341,048
		3,687,809

Health Care — 3.1%
Pfizer, Inc.	75,745	2,748,029

Consumer Staples — 1.6%
Sysco Corp.	20,878	1,425,759
Total Common Stocks		$87,817,054

Short-Term Investment Funds — 6.1%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	1,597,286	1,597,286
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	3,836,455	3,836,455
Total Short-Term Investment Funds		$5,433,741

Total Investment Securities —104.2%
(Cost $83,367,990)		$93,250,795

Liabilities in Excess of Other Assets — (4.2%)		(3,770,684)

Net Assets — 100.0%		$89,480,111

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $3,727,475.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

31

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$87,817,054	$—	$—	$87,817,054
Short-Term Investment Funds	5,433,741	—	—	5,433,741
Total	$93,250,795	$—	$—	$93,250,795

See accompanying Notes to Portfolios of Investments.

32

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.7%

Information Technology — 48.6%
Activision Blizzard, Inc.	588,949	$44,948,588
Adobe Systems, Inc.*	465,518	113,497,944
Alibaba Group Holding Ltd. (China) ADR*	845,593	156,882,869
Alphabet, Inc. - Class A*	110,903	125,230,559
Alphabet, Inc. - Class C*	7,435	8,294,858
Facebook, Inc. - Class A*	555,018	107,851,098
Palo Alto Networks, Inc.*	370,276	76,080,610
salesforce.com, Inc.*	833,890	113,742,596
ServiceNow, Inc.*	725,098	125,057,652
Splunk, Inc.*	572,411	56,731,654
Visa, Inc. - Class A	1,144,804	151,629,290
Workday, Inc. - Class A*	248,164	30,057,624
		1,110,005,342

Consumer Discretionary — 22.1%
Amazon.com, Inc.*	117,453	199,646,609
Booking Holdings, Inc.*	46,445	94,148,195
Floor & Decor Holdings, Inc. - Class A*	496,000	24,467,680
Netflix, Inc.*	405,945	158,899,051
Starbucks Corp.	566,776	27,687,008
		504,848,543

Health Care — 16.5%
Alexion Pharmaceuticals, Inc.*	347,789	43,178,004
Align Technology, Inc.*	216,564	74,095,207
BioMarin Pharmaceutical, Inc.*	441,307	41,571,119
Edwards Lifesciences Corp.*	411,972	59,970,764
Illumina, Inc.*	265,912	74,266,562
Loxo Oncology, Inc.*	214,575	37,224,471
Regeneron Pharmaceuticals, Inc.*	132,258	45,627,687
		375,933,814

Consumer Staples — 3.1%
Monster Beverage Corp.*	1,252,735	71,781,716

Financials — 2.7%
Charles Schwab Corp. (The)	1,201,114	61,376,925

Industrials — 2.7%
CoStar Group, Inc.*	148,226	61,162,494
Total Common Stocks		$2,185,108,834

Short-Term Investment Fund — 1.9%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	43,661,620	43,661,620

Total Investment Securities —97.6%
(Cost $891,734,180)		$2,228,770,454

Other Assets in Excess of Liabilities — 2.4%		54,598,999

Net Assets — 100.0%		$2,283,369,453

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,185,108,834	$—	$—	$2,185,108,834
Short-Term Investment Fund	43,661,620	—	—	43,661,620
Total	$2,228,770,454	$—	$—	$2,228,770,454

See accompanying Notes to Portfolios of Investments.

33

Portfolio of Investments

Touchstone Small Cap Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Industrials — 29.6%
Armstrong World Industries, Inc.*	100,165	$6,330,428
GATX Corp.	115,553	8,577,499
Kaman Corp.	106,129	7,396,130
Landstar System, Inc.	84,285	9,203,922
Masonite International Corp.*	73,339	5,269,407
Matson, Inc.	100,874	3,871,544
USG Corp.*	191,275	8,247,778
		48,896,708

Consumer Discretionary — 17.5%
Adient PLC	67,700	3,339,641
LCI Industries	36,100	3,254,415
MSG Networks, Inc., Class A*	220,397	5,278,508
Penske Automotive Group, Inc.	133,829	6,269,889
Service Corp. International	105,322	3,769,474
Sturm Ruger & Co., Inc.†	75,195	4,210,920
Tempur Sealy International, Inc.*	57,323	2,754,370
		28,877,217

Materials — 15.3%
GCP Applied Technologies, Inc.*	213,107	6,169,448
Ingevity Corp.*	83,034	6,714,129
NewMarket Corp.	21,588	8,732,346
Olin Corp.	52,721	1,514,147
Tredegar Corp.	90,196	2,119,606
		25,249,676

Financials — 10.2%
Eaton Vance Corp.	76,681	4,001,981
MBIA, Inc.*†	303,800	2,746,352
Union Bankshares Corp.	128,203	4,984,533
White Mountains Insurance Group Ltd.*	5,603	5,079,736
		16,812,602

Real Estate — 8.9%
Alexander & Baldwin, Inc. REIT	263,136	6,183,696
First Industrial Realty Trust, Inc. REIT	205,498	6,851,303
Tejon Ranch Co.*	69,660	1,692,738
		14,727,737

Consumer Staples — 8.0%
Energizer Holdings, Inc.	118,386	7,453,583
PriceSmart, Inc.	62,911	5,693,446
		13,147,029

Information Technology — 4.1%
Versum Materials, Inc.	182,159	6,767,207

Energy — 2.2%
Dril-Quip, Inc.*	71,686	3,684,660

Health Care — 1.5%
Bruker Corp.	82,163	2,386,014
Total Common Stocks		$160,548,850

Short-Term Investment Funds — 6.9%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	4,646,726	4,646,726
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	6,849,270	6,849,270
Total Short-Term Investment Funds		$11,495,996

Total Investment Securities —104.2%
(Cost $120,017,069)		$172,044,846

Liabilities in Excess of Other Assets — (4.2%)		(7,000,760)

Net Assets — 100.0%		$165,044,086

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $6,606,440.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviation:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$160,548,850	$—	$—	$160,548,850
Short-Term Investment Funds	11,495,996	—	—	11,495,996
Total	$172,044,846	$—	$—	$172,044,846

See accompanying Notes to Portfolios of Investments.

34

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Financials — 24.4%
Banc of California, Inc.	39,888	$779,810
Bank of NT Butterfield & Son Ltd. (The)
(Bermuda)	34,340	1,570,025
BankUnited, Inc.	46,070	1,881,960
Blackstone Mortgage Trust, Inc. - Class A REIT†	56,264	1,768,378
Chemical Financial Corp.	23,933	1,332,350
Eagle Bancorp, Inc.*	18,321	1,123,077
Federated Investors, Inc. - Class B	13,184	307,451
First Horizon National Corp.	79,516	1,418,565
FNB Corp.	143,391	1,924,307
Hanover Insurance Group, Inc. (The)	14,450	1,727,642
IBERIABANK Corp.	25,737	1,950,865
MB Financial, Inc.	31,949	1,492,018
National General Holdings Corp.	74,809	1,969,721
Sterling Bancorp.	91,537	2,151,120
TCF Financial Corp.	38,374	944,768
Univest Corp. of Pennsylvania	46,187	1,270,143
Validus Holdings Ltd. (Bermuda)*	20,500	1,385,800
		24,998,000

Industrials — 21.4%
Actuant Corp. - Class A	30,032	881,439
Altra Industrial Motion Corp.	16,049	691,712
Clean Harbors, Inc.*	17,748	985,901
EMCOR Group, Inc.	11,163	850,397
EnPro Industries, Inc.	16,300	1,140,185
Generac Holdings, Inc.*	21,738	1,124,507
Hexcel Corp.	17,965	1,192,517
Huron Consulting Group, Inc.*	25,713	1,051,662
ITT, Inc.	25,378	1,326,508
Kelly Services, Inc. - Class A	23,688	531,796
Korn/Ferry International	24,604	1,523,726
Masonite International Corp.*	10,751	772,459
Matthews International Corp. - Class A	18,291	1,075,511
Milacron Holdings Corp.*	64,282	1,216,858
Regal Beloit Corp.	16,384	1,340,211
SPX FLOW, Inc.*	11,565	506,200
Standex International Corp.	15,197	1,553,133
Team, Inc.*†	81,742	1,888,240
Tetra Tech, Inc.	10,999	643,442
TriMas Corp.*	42,195	1,240,533
Triumph Group, Inc.	20,515	402,094
		21,939,031

Materials — 8.7%
Allegheny Technologies, Inc.*	46,154	1,159,388
HB Fuller Co.	17,355	931,616
Ingevity Corp.*	10,279	831,160
Olin Corp.	34,851	1,000,921
Owens-Illinois, Inc.*	38,069	639,940
Silgan Holdings, Inc.	26,816	719,473
Sonoco Products Co.	14,158	743,295
Valvoline, Inc.	70,463	1,519,887
WR Grace & Co.	18,094	1,326,471
		8,872,151

Information Technology — 8.0%
Belden, Inc.	13,798	843,334
CACI International, Inc. - Class A*	6,563	1,106,194
Conduent, Inc.*	38,412	697,946
Diebold Nixdorf, Inc.	42,487	507,720
MACOM Technology Solutions Holdings, Inc.*†	113,962	2,625,684
Semtech Corp.*	17,538	825,163
Viavi Solutions, Inc.*	156,801	1,605,642
		8,211,683

Consumer Discretionary — 7.8%
Callaway Golf Co.	28,679	544,041
Del Frisco's Restaurant Group, Inc.*	32,997	415,762
Express, Inc.*	18,948	173,374
Horizon Global Corp.*†	69,444	413,886
Michaels Cos., Inc. (The)*	41,285	791,433
Murphy USA, Inc.*	17,765	1,319,762
Nexstar Media Group, Inc. - Class A	22,575	1,657,005
Oxford Industries, Inc.	6,166	511,655
Steven Madden Ltd.	20,653	1,096,674
Tailored Brands, Inc.	19,593	500,013
Vista Outdoor, Inc.*	34,459	533,770
		7,957,375

Consumer Staples — 7.4%
B&G Foods, Inc.†	26,247	784,785
Darling Ingredients, Inc.*	68,875	1,369,235
Hain Celestial Group, Inc. (The)*	34,211	1,019,488
Hostess Brands, Inc.*	66,245	900,932
Performance Food Group Co.*	23,307	855,367
Spectrum Brands Holdings, Inc.	10,751	877,497
TreeHouse Foods, Inc.*	34,006	1,785,655
		7,592,959

Health Care — 6.6%
Charles River Laboratories International, Inc.*	12,303	1,381,135
Encompass Health Corp.	22,783	1,542,865
Envision Healthcare Corp.*	34,673	1,525,959
Patterson Cos., Inc.†	32,018	725,848
Prestige Brands Holdings, Inc.*	42,083	1,615,146
		6,790,953

Real Estate — 4.2%
Columbia Property Trust, Inc. REIT	55,944	1,270,488
Corporate Office Properties Trust REIT	41,695	1,208,738
Education Realty Trust, Inc. REIT	28,342	1,176,193
Lexington Realty Trust REIT	69,517	606,883
		4,262,302

Utilities — 3.8%
Black Hills Corp.	12,420	760,228
Hawaiian Electric Industries, Inc.	21,049	721,981
IDACORP, Inc.	10,277	947,950
Portland General Electric Co.	34,660	1,482,062
		3,912,221

35

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.7% (Continued)

Energy — 3.6%
Callon Petroleum Co.*	72,826	$782,151
Carrizo Oil & Gas, Inc.*	47,994	1,336,633
Select Energy Services, Inc. - Class A*	29,853	433,764
SRC Energy, Inc.*	99,591	1,097,493
		3,650,041

Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	14,754	787,864
Total Common Stocks		$98,974,580

Exchange-Traded Fund — 1.3%
iShares Russell 2000 Value ETF	9,777	$1,289,782

Short-Term Investment Funds — 10.1%
Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	2,338,658	2,338,658
Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	8,056,579	8,056,579
Total Short-Term Investment Funds		$10,395,237

Total Investment Securities —108.1%
(Cost $103,969,581)		$110,659,599

Liabilities in Excess of Other Assets — (8.1%)		(8,331,232)

Net Assets — 100.0%		$102,328,367

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $7,868,321.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviation:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$98,974,580	$—	$—	$98,974,580
Exchange-Traded Fund	1,289,782	—	—	1,289,782
Short-Term Investment Funds	10,395,237	—	—	10,395,237
Total	$110,659,599	$—	$—	$110,659,599

See accompanying Notes to Portfolios of Investments.

36

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 31.6%

	Industrials — 10.2%
$2,905,541	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$2,728,745
7,537	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	7,537
35,573	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	36,100
218,639	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	224,612
1,071,159	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,110,255
696,261	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	745,417
1,033,096	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,093,738
665,942	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	668,572
1,558,226	CSX Transportation, Inc., 6.251%, 1/15/23	1,679,478
653,219	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	717,822
930,768	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	939,424
389,181	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	397,938
765,154	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	830,192
2,583,000	GATX Corp., 3.250%, 3/30/25	2,441,719
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,136,736
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,359,640
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,897,378
1,408,000	Republic Services, Inc., 5.250%, 11/15/21	1,485,207
1,330,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,301,241
1,395,176	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,479,560
23,121	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	25,498
1,149,454	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,195,325
514,707	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	559,076
1,644,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,670,715
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,537,359
		27,269,284

	Financials — 8.5%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,363,387
2,443,000	American Express Co., 2.650%, 12/2/22	2,345,896
2,803,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	2,990,715
1,879,617	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,881,479
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,359,397
2,106,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,090,424
700,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	729,830
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,108,596
1,512,000	Provident Cos., Inc., 7.000%, 7/15/18	1,511,434
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,404,829
2,000,000	USB Capital IX, 3.500%(A)	1,812,500
2,000,000	Wachovia Capital Trust III, 5.570%(A)	1,972,500
		22,570,987

	Utilities — 6.3%
1,314,409	Bruce Mansfield Unit 1 2007 Pass Through Trust, 6/1/34(B)	650,632
610,000	California Water Service Co., 5.500%, 12/1/40	710,095
1,598,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,940,766
1,780,000	Dominion Energy, Inc., (3M LIBOR +2.300%), 4.634%, 9/30/66(C)	1,659,850
275,000	Duke Energy Progress LLC, 6.300%, 4/1/38	346,299
1,904,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,975,519
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,772,600
440,116	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	444,461
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 4.405%, 10/1/66(C)	1,950,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,403,900
1,983,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	1,942,289
		16,796,411

	Energy — 2.7%
1,000,000	Apache Corp., 3.250%, 4/15/22	983,031
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20†	1,287,458
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,593,113
400,000	Spectra Energy Partners LP, 3.500%, 3/15/25	381,492
1,914,000	Tennessee Valley Authority, 4.650%, 6/15/35	2,223,170

37

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 31.6% (Continued)

	Energy — (Continued)
$500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	$616,219
		7,084,483

	Health Care — 1.7%
2,710,653	CVS Pass-Through Trust, 6.036%, 12/10/28	2,886,375
1,650,000	HCA, Inc., 4.250%, 10/15/19	1,662,375
		4,548,750

	Consumer Discretionary — 1.1%
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,133,550
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	1,371,399
466,000	Service Corp. International, 5.375%, 5/15/24	476,485
		2,981,434

	Consumer Staples — 0.6%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,502,974

	Telecommunication Services — 0.5%
1,422,000	Verizon Communications, Inc., 5.012%, 4/15/49	1,384,816
	Total Corporate Bonds	$84,139,139

	U.S. Government Agency Obligations — 25.8%
13,242	Astro Offshore Corp., (Bahamas), 6.000%, 12/20/19	13,384
1,293,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,333,669
1,587,018	Helios Leasing I LLC, 1.734%, 7/24/24	1,526,090
1,344,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,445,233
1,314,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,286,854
1,914,947	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,834,764
143,449	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	147,159
27,470	Small Business Administration Participation Certificates, Ser 2001-20K, Class 1, 5.340%, 11/1/21	28,005
91,700	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	93,813
81,149	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	83,338
25,947	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	26,661
21,584	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	22,136
188,220	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	193,721
116,186	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	118,762
88,819	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	91,496
634,206	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	656,756
313,075	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	325,592
377,487	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	391,175
495,590	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	511,640
489,223	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	505,276
606,993	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	633,558
179,968	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	187,637
496,769	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	512,728
362,961	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	379,080
871,374	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	940,625
993,056	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,040,005
1,488,976	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,552,813
441,555	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	454,100
869,305	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	899,927

38

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 25.8% (Continued)
$486,133	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	$513,149
786,238	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	805,116
1,449,314	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,483,786
1,379,318	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,383,275
652,563	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	636,718
3,687,566	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	3,581,795
2,771,006	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,680,967
2,636,177	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,654,305
2,179,174	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,157,670
1,665,298	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,641,542
3,760,667	Small Business Administration Participation Certificates, Ser 2015-20E, Class 1, 2.770%, 5/1/35	3,699,549
2,829,876	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,792,231
4,044,159	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,969,410
2,164,549	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,127,856
2,710,280	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,625,824
3,312,294	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	3,220,391
3,120,288	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	3,018,285
3,236,618	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,125,098
2,940,731	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,836,216
2,898,000	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	2,861,854
54,310	Sterling Equipment, 6.125%, 9/28/19	55,407
1,164,295	Tagua Leasing LLC, 1.581%, 11/16/24	1,110,882
850,637	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	934,378
1,284,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,401,318
	Total U.S. Government Agency Obligations	$68,553,019

	Agency Collateralized Mortgage Obligations — 15.5%
2,917,476	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	2,832,480
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.172%, 5/25/45(C)(D)	1,040,790
925,000	FREMF Mortgage Trust, Ser 2012-K706, Class B, 144a, 4.169%, 11/25/44(C)(D)	925,421
1,200,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.942%, 6/25/47(C)(D)	1,208,359
750,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.669%, 6/25/45(C)(D)	744,947
1,528,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 4.081%, 8/25/47(C)(D)	1,550,541
2,180,042	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.535%, 11/25/35(C)	2,149,755
1,494,337	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +2.160%), 2.160%, 5/25/36(C)	1,460,337
2,403,227	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(C)(D)	2,358,921
2,417,222	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(C)(D)	2,392,676
2,600,000	GNMA, Ser 2011-142, Class B, 3.485%, 2/16/44(C)(D)	2,577,870
158,299	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	157,774
2,818,000	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	2,794,879
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(C)(D)	2,902,081
1,663,267	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	1,609,032
1,039,208	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	996,944
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(C)(D)	2,203,501

39

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 15.5% (Continued)
$3,637,543	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	$3,512,304
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(C)(D)	3,215,814
2,618,493	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,498,302
2,020,878	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 2.417%, 5/20/67(C)	2,031,230
	Total Agency Collateralized Mortgage Obligations	$41,163,958

	U.S. Government Mortgage-Backed Obligations — 13.2%
1,705,045	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,899,354
202,174	FNMA, Pool #465711, 4.680%, 8/1/28	212,672
1,497,015	FNMA, Pool #469616, 3.500%, 11/1/21	1,517,263
106,315	FNMA, Pool #874210, 5.260%, 1/1/25	109,926
277,094	FNMA, Pool #888829, 5.832%, 6/1/37	295,530
270,523	FNMA, Pool #958736, 4.940%, 5/1/19	274,202
284,984	FNMA, Pool #AD0101, 4.821%, 7/1/19	289,619
274,868	FNMA, Pool #AD0166, 4.783%, 8/1/19	280,167
626,964	FNMA, Pool #AD0342, 4.650%, 10/1/19	638,431
787,347	FNMA, Pool #AD0786, 4.501%, 1/1/20	801,780
399,886	FNMA, Pool #AD0910, 4.629%, 4/1/20	407,681
86,434	FNMA, Pool #AE0209, 4.380%, 6/1/20	88,136
914,383	FNMA, Pool #AE0446, 4.041%, 9/1/20	930,462
1,657,544	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,742,630
1,730,791	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,706,377
1,804,028	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,800,848
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,181,946
2,161,893	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,168,409
1,035,360	FNMA, Pool #AT0924, 2.000%, 3/1/28	972,779
3,722,564	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,636,580
2,833,366	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,829,254
1,981,358	FNMA, Pool #BC0153, 4.000%, 1/1/46	2,021,358
1,938,011	FNMA, Pool #BH5752, 3.500%, 11/1/47	1,932,652
3,256,028	FNMA, Pool #MA3149, 4.000%, 10/1/47	3,324,086
675,658	GNMA, Pool #5276, 3.000%, 1/20/27	675,140
411,531	GNMA, Pool #710077, 4.700%, 5/20/61(C)(D)	413,431
317,899	GNMA, Pool #751408, 4.853%, 6/20/61(C)(D)	326,477
218,362	GNMA, Pool #751409, 4.589%, 7/20/61(C)(D)	220,137
244,017	GNMA, Pool #756686, 4.710%, 9/20/61(C)(D)	246,189
116,498	GNMA, Pool #757327, 4.277%, 7/20/61(C)(D)	117,162
	Total U.S. Government Mortgage-Backed Obligations	$35,060,678

	Municipal Bonds — 6.5%

	California — 1.8%
793,629	California HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	767,344
1,225,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,771,583
1,710,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,168,006
		4,706,933

	Florida — 0.4%
1,164,898	Florida State HFC Revenue, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,104,964

	Louisiana — 0.7%
1,907,931	Louisiana State Housing Corp., Revenue, 2.875%, 11/1/38	1,825,585

	Missouri — 0.2%
730,000	Missouri State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	690,383

	New York — 0.6%
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,641,654

	Ohio — 0.6%
1,725,000	Ohio State HFA, Revenue, Ser 1, 2.650%, 11/1/41	1,629,952

	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,295,761
665,000	Texas State Department of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	627,694
		2,923,455

	Virginia — 0.4%
1,050,902	Virginia State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	999,712

	Washington — 0.7%
1,515,000	State of Washington, Build America Bonds Ser D, UTGO, 5.481%, 8/1/39	1,852,390
	Total Municipal Bonds	$17,375,028

40

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 3.5%
$3,695,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/40(E)	$1,956,956
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43(E)	4,998,670
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45(E)	2,428,533
	Total U.S. Treasury Obligations	$9,384,159

	Asset-Backed Securities — 2.1%
1,362,855	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,402,481
1,224,736	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,238,282
1,512,287	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,516,337
215,024	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	218,245
1,263,439	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,314,384
	Total Asset-Backed Securities	$5,689,729

	Commercial Mortgage-Backed Security — 0.1%
473,780	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$232,152

Shares
	Short-Term Investment Funds — 1.4%
2,301,981	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	2,301,981
1,284,000	Invesco Government & Agency Portfolio, Institutional Class, 1.81%**∞Ω	1,284,000
	Total Short-Term Investment Funds	$3,585,981

	Total Investment Securities — 99.7%
	(Cost $271,414,289)	$265,183,843
	Other Assets in Excess of
	Liabilities — 0.3%	891,489

	Net Assets — 100.0%	$266,075,332

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2018 was $650,632 or 0.2% of net assets.

(C)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(E)	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $1,233,000.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $15,092,765 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

41

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$84,139,139	$—	$84,139,139
U.S. Government Agency Obligations	—	68,553,019	—	68,553,019
Agency Collateralized Mortgage Obligations	—	41,163,958	—	41,163,958
U.S. Government Mortgage-Backed Obligations	—	35,060,678	—	35,060,678
Municipal Bonds	—	17,375,028	—	17,375,028
U.S. Treasury Obligations	—	9,384,159	—	9,384,159
Asset-Backed Securities	—	5,689,729	—	5,689,729
Commercial Mortgage-Backed Security	—	232,152	—	232,152
Short-Term Investment Funds	3,585,981	—	—	3,585,981
Total	$3,585,981	$261,597,862	$—	$265,183,843

See accompanying Notes to Portfolios of Investments.

42

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 43.1%

$8,318,027	ACE Securities Corp. Home Equity Loan Trust, Ser 2005-HE6, Class A2D, (1M LIBOR +0.360%), 2.451%, 10/25/35(A)	$8,325,857
2,500,000	Ally Auto Receivables Trust, Ser 2015-1, Class C, 2.260%, 10/15/20	2,492,408
5,200,000	American Credit Acceptance Receivables Trust, Ser 2015-1, Class D, 144a, 5.450%, 5/12/22	5,228,049
1,570,000	American Credit Acceptance Receivables Trust, Ser 2015-2, Class D, 144a, 5.380%, 3/14/22	1,583,791
4,425,800	American Credit Acceptance Receivables Trust, Ser 2016-4, Class B, 144a, 2.110%, 2/12/21	4,420,666
436,539	American Credit Acceptance Receivables Trust, Ser 2017-2, Class A, 144a, 1.840%, 7/13/20	436,355
7,855,000	American Credit Acceptance Receivables Trust, Ser 2017-2, Class B, 144a, 2.460%, 4/12/21	7,843,712
3,830,000	American Credit Acceptance Receivables Trust, Ser 2017-3, Class B, 144a, 2.250%, 1/11/21	3,819,795
5,526,826	American Credit Acceptance Receivables Trust, Ser 2017-4, Class A, 144a, 2.000%, 7/10/20	5,514,633
5,970,000	American Credit Automobile Receivables Trust, Ser 2014-2, Class D, 2.570%, 7/8/20	5,965,401
2,294,000	Ascentium Equipment Receivables LLC, Ser 2015-2A, Class D, 144a, 3.440%, 10/12/21	2,296,849
2,131,012	Ascentium Equipment Receivables Trust, Ser 2017-1A, Class A2, 144a, 1.870%, 7/10/19	2,126,717
3,820,000	Ascentium Equipment Receivables Trust, Ser 2017-2A, Class A2, 144a, 2.000%, 5/11/20	3,796,468
5,000,000	Avery Point VII CLO Ltd. (Cayman Islands), Ser 2015-7A, Class A1, 144a, (3M LIBOR +1.500%), 3.848%, 1/15/28(A)	5,007,990
3,618,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Class A, 144a, 1.920%, 9/20/19	3,614,522
4,250,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Class B, 144a, 3.660%, 2/20/20	4,258,493
3,685,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Class A, 144a, 2.460%, 7/20/20	3,668,582
8,960,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2014-2A, Class B, 144a, 3.290%, 2/20/21	8,923,164
3,687,394	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 2.741%, 3/25/35(A)	3,663,268
1,300,984	BlueVirgo Trust, Ser 2015-1A, 144a, 3.000%, 12/15/22	1,300,893
2,985,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL1, Class A, 144a, (1M LIBOR +1.350%), 3.423%, 6/15/27(A)	2,987,785
5,710,000	Capital Auto Receivables Asset Trust, Ser 2014-3, Class E, 3.940%, 4/20/23	5,728,434
5,250,000	Capital Auto Receivables Asset Trust, Ser 2015-2, Class E, 4.500%, 1/22/24	5,303,657
3,126,423	CarFinance Capital Auto Trust, Ser 2013-2A, Class D, 144a, 5.930%, 8/15/19	3,126,978
7,720,000	CarFinance Capital Auto Trust, Ser 2013-2A, Class E, 144a, 7.860%, 10/15/20	7,722,144
135,639	CarFinance Capital Auto Trust, Ser 2015-1A, Class A, 144a, 1.750%, 6/15/21	135,427
1,956,227	Carnow Auto Receivables Trust, Ser 2017-1A, Class A, 144a, 2.920%, 9/15/22	1,947,027
451,878	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	449,619
4,255,755	CCG Receivables Trust, Ser 2017-1, Class A2, 144a, 1.840%, 11/14/23	4,220,543
4,945,000	Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Class C, 144a, 3.260%, 4/15/21	4,956,154
1,825,000	CNH Equipment Trust, Ser 2014-B, Class B, 1.930%, 11/15/21	1,824,560
2,795,816	Conn's Receivables Funding, Ser 2017-B, Class A, 144a, 2.730%, 7/15/20	2,795,384
2,775,000	Dell Equipment Finance Trust, Ser 2016-1, Class B, 144a, 2.030%, 7/22/21	2,767,584
1,425,000	Dell Equipment Finance Trust, Ser 2016-1, Class C, 144a, 2.530%, 7/22/21	1,422,556
1,800,000	Dell Equipment Finance Trust, Ser 2016-1, Class D, 144a, 3.240%, 7/22/22	1,803,026
2,900,000	Drive Auto Receivables Trust, Ser 2017-2, Class B, 2.250%, 6/15/21	2,895,652
3,665,000	Drive Auto Receivables Trust, Ser 2017-3, Class A3, 1.850%, 4/15/20	3,660,958
4,400,000	Drive Auto Receivables Trust, Ser 2017-3, Class B, 2.300%, 5/17/21	4,388,486
6,991,042	DT Auto Owner Trust, Ser 2014-3A, Class D, 144a, 4.470%, 11/15/21	7,024,504

43

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 43.1% (Continued)
$8,534,686	DT Auto Owner Trust, Ser 2015-2A, Class D, 144a, 4.250%, 2/15/22	$8,586,608
524,505	DT Auto Owner Trust, Ser 2017-2A, Class A, 144a, 1.720%, 5/15/20	524,064
597,926	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	585,274
5,831,289	Exeter Automobile Receivables Trust, Ser 2014-1A, Class D, 144a, 5.530%, 2/16/21	5,868,377
857,543	Exeter Automobile Receivables Trust, Ser 2014-2A, Class C, 144a, 3.260%, 12/16/19	858,040
6,318,933	Exeter Automobile Receivables Trust, Ser 2014-3A, Class C, 144a, 4.170%, 6/15/20	6,361,477
2,321,684	Exeter Automobile Receivables Trust, Ser 2016-1A, Class B, 144a, 3.850%, 5/17/21	2,333,794
782,591	Exeter Automobile Receivables Trust, Ser 2017-3A, Class A, 144a, 2.050%, 12/15/21	778,350
427,991	First Investors Auto Owner Trust, Ser 2016-2A, Class A1, 144a, 1.530%, 11/16/20	427,217
1,630,000	Flagship Credit Auto Trust, Ser 2016-3, Class B, 144a, 2.430%, 6/15/21	1,620,030
701,924	GLS Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.730%, 10/15/20	701,917
3,900,000	GLS Auto Receivables Trust, Ser 2016-1A, Class B, 144a, 4.390%, 1/15/21	3,927,300
3,812,007	GLS Auto Receivables Trust, Ser 2017-1A, Class A2, 144a, 2.670%, 4/15/21	3,802,185
7,645,752	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820%, 7/15/22	7,601,603
7,800,000	GLS Auto Receivables Trust, Ser 2018-2A, Class A, 144a, 3.250%, 4/18/22	7,802,148
40,312	GO Financial Auto Securitization Trust, Ser 2015-2, Class B, 144a, 4.800%, 8/17/20	40,351
9,615,084	Grayson CLO Ltd. (Cayman Islands), Ser 2006-1A, Class B, 144a, (3M LIBOR +0.700%), 3.058%, 11/1/21(A)	9,598,248
10,230,000	Hertz Vehicle Financing II LP, Ser 2015-2A, Class A, 144a, 2.020%, 9/25/19	10,213,222
7,450,000	Hertz Vehicle Financing II LP, Ser 2016-1A, Class A, 144a, 2.320%, 3/25/20	7,417,883
2,003,333	Hertz Vehicle Financing LLC, Ser 2013-1A, Class A2, 144a, 1.830%, 8/25/19	2,001,400
3,431,000	Kabbage Asset Securitization LLC, Ser 2017-1, Class A, 144a, 4.571%, 3/15/22	3,463,864
215,581	MMAF Equipment Finance LLC, Ser 2012-AA, Class A5, 144a, 1.980%, 6/10/32	215,388
1,178,179	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 2.391%, 12/25/35(A)	1,180,054
3,735,628	Navitas Equipment Receivables LLC, Ser 2016-1, Class A2, 144a, 2.200%, 6/15/21	3,723,160
3,555,267	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 2.491%, 10/25/35(A)	3,562,694
30,000	New Mexico Educational Assistance Foundation, 2.656%, 12/1/28(A)	30,004
10,070,000	OCP CLO Ltd. (Cayman Islands), Ser 2016-12A, Class A1, 144a, (3M LIBOR +1.570%), 3.925%, 10/18/28(A)	10,084,309
16,126	OneMain Direct Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.040%, 1/15/21	16,122
4,900,000	OneMain Direct Auto Receivables Trust, Ser 2016-1A, Class B, 144a, 2.760%, 5/15/21	4,900,568
1,005,000	Orange Lake Timeshare Trust, Ser 2012-AA, Class A, 144a, 3.450%, 3/10/27	1,005,217
640,037	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	626,623
9,000,000	OZLM XIII Ltd. (Cayman Islands), Ser 2015-13A, Class A1A, 144a, (3M LIBOR +1.410%), 3.769%, 7/30/27(A)	9,000,594
2,571,000	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 2.431%, 11/25/36(A)	2,557,756
15,322,000	Rockwall CDO II Ltd. (Cayman Islands), Ser 2007-1A, Class A3L, 144a, (3M LIBOR +1.000%), 3.358%, 8/1/24(A)	15,244,256
4,300,000	Santander Drive Auto Receivables Trust, Ser 2014-1, Class E, 3.920%, 5/17/21	4,301,739
6,500,000	Santander Drive Auto Receivables Trust, Ser 2014-2, Class E, 144a, 3.760%, 7/15/21	6,515,436
6,500,000	Santander Drive Auto Receivables Trust, Ser 2014-3, Class E, 144a, 3.490%, 9/15/21	6,524,372
700,000	Santander Drive Auto Receivables Trust, Ser 2015-2, Class D, 3.020%, 4/15/21	700,974

44

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 43.1% (Continued)
$648,704	Santander Drive Auto Receivables Trust, Ser 2015-3, Class C, 2.740%, 1/15/21	$648,698
12,294,884	Santander Drive Auto Receivables Trust, Ser 2015-4, Class C, 2.970%, 3/15/21	12,305,375
958,000	SBA Tower Trust, 144a, 2.898%, 10/15/44(B)	951,929
6,010,000	Securitized Equipment Receivables Trust, Ser 2017-1A, Class A, 2.980%, 4/11/24	5,977,691
12,840,000	Securitized Equipment Receivables Trust, Ser 2017-1A, Class A, 144a, 2.760%, 12/13/22	12,710,194
1,401,319	Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Class A, 144a, 2.200%, 10/20/30	1,399,496
796,636	Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Class A, 144a, 2.070%, 3/20/30	794,802
1,903,214	Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Class A, 144a, 2.050%, 6/20/31(A)(C)	1,894,713
988,282	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	981,908
911,546	Sierra Timeshare Receivables Funding LLC, Ser 2015-1A, Class A, 144a, 2.400%, 3/22/32	904,362
13,450,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2016-1A, Class A, 144a, (3M LIBOR +1.550%), 3.903%, 7/17/28(A)	13,483,302
4,631,144	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	4,628,206
8,921,319	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 2.691%, 2/25/57(A)	8,929,585
299,303	United Auto Credit Securitization Trust, Ser 2017-1, Class A, 144a, 1.890%, 5/10/19	299,244
2,334,188	Vibrant CLO II Ltd. (Cayman Islands), Ser 2013-2A, Class A1BR, 144a, (3M LIBOR +0.900%), 3.259%, 7/24/24(A)	2,334,204
1,877,959	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	1,862,549
858,027	Westgate Resorts LLC, Ser 2015-1A, Class A, 144a, 2.750%, 5/20/27	854,392
3,936,945	Westgate Resorts LLC, Ser 2016-1A, Class A, 144a, 3.500%, 12/20/28	3,924,814
5,715,000	Westlake Automobile Receivables Trust, Ser 2015-2A, Class E, 144a, 5.050%, 3/15/22	5,738,713
	Total Asset-Backed Securities	$384,774,886

	Corporate Bonds — 25.6%

	Financials — 9.8%
10,000,000	Ares Capital Corp., 4.875%, 11/30/18	10,071,438
3,000,000	Bank of America Corp., 6.875%, 11/15/18	3,046,596
700,000	Bank One Corp., 8.530%, 3/1/19(B)	725,378
7,000,000	BB&T Corp. MTN, 2.150%, 2/1/21	6,807,507
3,997,000	Capital One NA, 2.350%, 8/17/18	3,995,713
6,050,000	Citibank NA, (3M LIBOR +0.340%), 2.665%, 3/20/19(A)	6,059,564
1,900,000	Citigroup, Inc., 2.150%, 7/30/18	1,899,586
5,000,000	Credit Agricole SA (France), 144a, 2.750%, 6/10/20	4,937,155
615,000	Discover Bank, 2.600%, 11/13/18	614,644
8,199,000	Huntington Bancshares, Inc., 7.000%, 12/15/20	8,845,023
825,000	Intercontinental Exchange, Inc., 2.500%, 10/15/18	824,992
15,000,000	JPMorgan Chase & Co., 1.850%, 3/22/19	14,905,106
4,730,000	KeyCorp. MTN, 2.300%, 12/13/18	4,724,377
3,000,000	Moody's Corp., (3M LIBOR +0.350%), 2.671%, 9/4/18(A)	3,000,714
7,350,000	Mountain Agency, Inc. (The), 2.370%, 12/1/23(A)(C)	7,350,000
250,000	PNC Bank NA, 2.200%, 1/28/19	249,354
300,000	PNC Bank NA, 4.250%, 7/1/18	300,000
390,000	PNC Bank NA MTN, 1.850%, 7/20/18	389,910
2,500,000	Principal Life Global Funding II, 144a, 1.500%, 4/18/19	2,475,849
3,550,000	US Bank NA, 3.150%, 4/26/21	3,557,959
2,600,000	XLIT Ltd. (Cayman Islands), 2.300%, 12/15/18	2,589,504
		87,370,369

	Industrials — 3.4%
9,700,000	Eaton Electric Holdings LLC, 3.875%, 12/15/20	9,825,689
6,875,000	Martin Marietta Materials, Inc., (3M LIBOR +0.650%), 2.979%, 5/22/20(A)	6,891,793
2,000,000	Molex Electronic Technologies LLC, 144a, 2.878%, 4/15/20	1,979,716
4,405,000	Tyco Electronics Group SA, 2.375%, 12/17/18	4,397,838
7,500,000	Vulcan Materials Co., (3M LIBOR +0.650%), 2.950%, 3/1/21(A)	7,512,292
		30,607,328

	Utilities — 2.4%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,956,002
825,000	Dominion Energy, Inc., 144a, 1.500%, 9/30/18	822,601
3,750,000	Duke Energy Florida LLC, 2.100%, 12/15/19	3,728,364
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,916,668
700,000	ITC Holdings Corp., 144a, 5.500%, 1/15/20	720,726

45

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 25.6% (Continued)

	Utilities — (Continued)
$2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	$2,752,180
5,300,000	Sempra Energy, (3M LIBOR +0.250%), 2.598%, 7/15/19(A)	5,301,162
451,000	Southern Electric Generating Co., 144a, 2.200%, 12/1/18	449,926
		21,647,629

	Consumer Staples — 2.2%
1,239,000	Constellation Brands, Inc., 3.875%, 11/15/19	1,251,954
6,800,000	Kraft Heinz Foods Co., (3M LIBOR +0.570%), 2.923%, 2/10/21(A)	6,807,807
2,075,000	Kraft Heinz Foods Co., 6.125%, 8/23/18	2,085,582
1,000,000	Newell Brands, Inc., 5.000%, 11/15/23	1,022,045
4,020,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, 2.125%, 9/21/18	4,016,177
1,540,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 2.895%, 6/24/22(A)	1,536,732
3,200,000	Tyson Foods, Inc., (3M LIBOR +0.550%), 2.871%, 6/2/20(A)	3,204,947
		19,925,244

	Information Technology — 2.1%
3,100,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	3,211,962
6,200,000	Dell International LLC / EMC Corp., 144a, 3.480%, 6/1/19	6,215,610
9,300,000	Hewlett Packard Enterprise Co., 144a, 2.100%, 10/4/19	9,182,930
		18,610,502

	Health Care — 1.5%
2,100,000	Amgen, Inc., 1.900%, 5/10/19	2,086,324
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,066,799
7,700,000	Dignity Health, 2.637%, 11/1/19	7,685,298
1,000,000	Edwards Lifesciences Corp., 2.875%, 10/15/18	1,000,273
		12,838,694

	Consumer Discretionary — 1.4%
500,000	Daimler Finance North America LLC, 144a, 2.375%, 8/1/18	499,866
300,000	Ford Motor Co., 6.500%, 8/1/18	300,890
1,600,000	Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,696,191
6,300,000	General Motors Co., (3M LIBOR +0.800%), 3.163%, 8/7/20(A)	6,320,998
3,808,000	Lear Corp., 5.375%, 3/15/24	3,949,883
		12,767,828

	Energy — 1.3%
1,200,000	Energy Transfer Partners LP, 6.700%, 7/1/18	1,200,000
686,000	Florida Gas Transmission Co. LLC, 144a, 7.900%, 5/15/19	714,168
3,650,000	Phillips 66, 144a, (3M LIBOR +0.650%), 2.998%, 4/15/19(A)	3,651,616
1,500,000	Ras Laffan Liquefied Natural Gas Co. (Qatar), 6.750%, 9/30/19	1,556,250
246,240	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	251,473
4,441,000	Spectra Energy Partners LP, 2.950%, 9/25/18	4,442,051
		11,815,558

	Telecommunication Services — 0.7%
2,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	2,001,546
2,420,000	Orange SA (France), 5.375%, 7/8/19	2,478,914
1,405,000	Sky PLC (United Kingdom), 144a, 2.625%, 9/16/19	1,395,080
		5,875,540

	Materials — 0.4%
2,700,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	2,661,347
800,000	Monsanto Co., 1.850%, 11/15/18	797,788
		3,459,135

	Real Estate — 0.4%
2,250,000	Equity Commonwealth, REIT, 5.875%, 9/15/20	2,323,585
868,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	869,292
		3,192,877
	Total Corporate Bonds	$228,110,704

	Commercial Mortgage-Backed Securities — 11.2%
5,388,572	A10 Term Asset Financing LLC, Ser 2017-1A, Class A1FL, 144a, (1M LIBOR +0.850%), 2.923%, 3/15/36(A)	5,388,564
10,594,000	AREIT Trust, Ser 2018-CRE1, Class A, 144a, (1M LIBOR +0.850%), 2.923%, 2/15/35(A)	10,600,374
5,000,000	BHMS Mortgage Trust, Ser 2014-ATLS, Class BFL, 144a, (1M LIBOR +1.950%), 3.932%, 7/5/33(A)	4,997,141
3,898,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class A, 144a, (1M LIBOR +0.820%), 2.893%, 10/15/34(A)	3,895,586
3,219,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2017-FL2, Class AS, 144a, (1M LIBOR +1.100%), 3.173%, 10/15/34(A)	3,218,989
3,423,319	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	3,539,541
2,530,000	Citigroup Commercial Mortgage Trust, Ser 2015-SHP2, Class A, 144a, (1M LIBOR +1.280%), 3.353%, 7/15/27(A)	2,529,939

46

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 11.2% (Continued)
$2,250,323	COMM Mortgage Trust, Ser 2013-CR10, Class A2, 2.972%, 8/10/46	$2,251,336
44,467,071	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.448%, 6/10/47(A)(C)(D)	2,099,028
3,977,350	COMM Mortgage Trust, Ser 2016-SAVA, Class A, 144a, (1M LIBOR +1.720%), 3.793%, 10/15/34(A)	3,974,870
712,288	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 3.396%, 7/12/44(A)	719,230
3,302,233	GS Mortgage Securities Corp. II, Ser 2015-GC30, Class A1, 1.439%, 5/10/50	3,262,733
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.325%, 10/10/32(A)(C)(D)	5,433,374
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.911%, 5/10/34(A)(C)(D)	2,133,125
8,320,000	Hospitality Mortgage Trust, Ser 2017-HIT, Class B, 144a, (1M LIBOR +1.180%), 3.210%, 5/8/30(A)	8,320,259
10,422,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 2.923%, 10/15/32(A)	10,425,496
1,890,673	JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Class A2, 2.424%, 7/15/45	1,888,783
1,883,000	Merrill Lynch Mortgage Investors Trust, Ser 1998-C1, Class E, 6.750%, 11/15/26(A)(C)	1,954,206
2,120,347	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Class A1, 1.405%, 2/15/48	2,106,446
3,752,720	RAIT Trust, Ser 2017-FL7, Class A, 144a, (1M LIBOR +0.950%), 3.023%, 6/15/37(A)	3,754,342
8,143,213	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 3.146%, 11/11/34(A)	8,145,702
6,280,000	TPG Real Estate Finance Issuer Ltd. (Cayman Islands), Ser 2018-FL1, Class AS, 144a, (1M LIBOR +0.950%), 3.023%, 2/15/35(A)	6,264,401
13,066,269	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.395%, 1/10/45(A)(C)(D)	748,710
2,440,000	Waldorf Astoria Boca Raton Trust, Ser 2016-BOCA, Class A, 144a, (1M LIBOR +1.350%), 3.423%, 6/15/29(A)	2,440,724
	Total Commercial Mortgage-Backed Securities	$100,092,899

	Agency Collateralized Mortgage Obligations — 3.4%
116,217,290	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.271%, 9/25/20(A)(C)(D)	267,579
128,830,332	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.284%, 6/25/21(A)(C)(D)	3,628,481
22,656	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	22,621
329,272	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 2.473%, 3/15/34(A)	329,064
17,203	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	17,243
1,262,173	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	1,261,003
3,340,376	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	3,074,285
190,055	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	192,677
67,790	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	69,154
59,533	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	60,699
271,540	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 2.591%, 9/25/33(A)	272,558
525,063	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	541,163
28,513	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	28,711
5,589,921	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	5,589,563
2,197,262	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	2,182,727
2,776	FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/18	2,772
1,375,743	FNMA REMIC, Ser 2011-67, Class DA, 4.500%, 7/25/21	1,383,899
245,405	FNMA REMIC, Ser 2012 102 Class NA, 1.500%, 9/25/27	233,468
2,511,110	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(D)	108,489
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(B)	163,798
112,321	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	115,169
81,246	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	81,508
172,325	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	167,232
6,035,277	GNMA, Ser 2016-40, Class F, (1M LIBOR +0.400%), 2.485%, 7/16/57(A)	5,972,252
4,971,560	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 2.535%, 1/16/58(A)	4,926,794
	Total Agency Collateralized Mortgage Obligations	$30,692,909

47

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 3.2%
$2,145,076	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 3.401%, 4/25/33(A)(C)††	$2,176,295
267,406	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.898%, 4/25/34(A)(C)††	269,008
198,135	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)††	199,849
53,119	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	52,948
138,524	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(A)(C)	138,536
1,992,909	CSMC Trust, Ser 2014-WIN1, Class 2A5, 144a, 3.000%, 9/25/44(A)(C)	1,993,619
5,084,805	CSMC Trust, Ser 2014-WIN2, Class A5, 144a, 3.000%, 10/25/44(A)(C)	5,077,954
50,127	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	49,390
3,830,828	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 3.405%, 10/25/33(A)(C)	3,943,472
150,969	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.903%, 6/25/36(A)(C)	142,823
20,776	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.325%, 12/25/32(A)	20,805
149,884	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 4.023%, 12/25/34(A)(C)	149,146
10,695,167	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Ser 2005-3, Class A1C, (1M LIBOR +0.370%), 2.461%, 7/25/35(A)	10,759,090
724,769	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.528%, 2/25/37(A)(C)	623,441
2,265,426	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(C)	2,240,096
150,637	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 3.600%, 6/25/33(A)(C)	152,522
362,266	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 3.733%, 12/25/33(A)(C)	371,102
	Total Non-Agency Collateralized Mortgage Obligations	$28,360,096

	Municipal Bonds — 2.9%

	California — 0.4%
2,010,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 2.350%, 9/1/41(A)(C)	2,010,000
1,885,000	CA St Infrastructure & Economic Dev Bank, Variable Canyon Plastics Inc Project, (LOC: Bank Of The West), 1.660%, 12/1/39(A)(C)	1,885,000
		3,895,000

	Florida — 0.6%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	4,969,050

	Hawaii — 0.1%
1,000,000	State of Hawaii, Txbl Ser Fu, UTGO, 2.200%, 1/1/19	998,860

	Illinois — 0.5%
4,200,000	Regional Transportation Authority, Txbl Ser A, 3.013%, 5/29/20	4,204,326

	Massachusetts — 0.0%
417,000	MA St Edu Fin Auth, I Ser B 1,(1M LIBOR + 1.750%), 3.842%, 1/1/31(A)	417,000

	Minnesota — 0.1%
1,095,000	Saint Paul Mn Hsg & Redev Auth, Txbl Healthpartners Oblig, Ser B, 1.838%, 7/1/18	1,095,000

	New York — 0.4%
3,150,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 2.120%, 1/1/25(A)(C)	3,150,000

	Other Territory — 0.8%
6,900,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC: Barclays Bank PLC), 144a, 2.440%, 7/1/22(A)(C)	6,900,000

	South Carolina — 0.0%
280,000	Spartanburg SC Wtrwks Rev, Txbl Sys Ser B, 1.785%, 12/1/18	279,325
	Total Municipal Bonds	$25,908,561

	U.S. Government Mortgage-Backed Obligations — 2.5%
64,103	FHLMC, Pool #1B1580, (12M LIBOR +1.961%), 4.086%, 3/1/34(A)	67,683
120,258	FHLMC, Pool #1B2629, (12M LIBOR +1.750%), 3.500%, 11/1/34(A)	126,275
298,251	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 4.412%, 3/1/36(A)	321,476
79,042	FHLMC, Pool #1G1471, (12M LIBOR +1.661%), 3.442%, 1/1/37(A)	82,211
536,344	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 3.475%, 11/1/36(A)	565,201
53,502	FHLMC, Pool #1H2524, (1 Year CMT Rate +2.250%), 3.819%, 8/1/35(A)	56,406
220,875	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 3.675%, 8/1/37(A)	233,280

48

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 2.5% (Continued)
$191,859	FHLMC, Pool #1K1238, (1 Year CMT Rate +2.250%), 3.494%, 7/1/36(A)	$202,840
123,457	FHLMC, Pool #1L0087, (1 Year CMT Rate +2.250%), 3.366%, 6/1/35(A)	130,642
276,347	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 3.538%, 7/1/35(A)	291,316
162,801	FHLMC, Pool #1L1288, (1 Year CMT Rate +2.250%), 4.063%, 5/1/36(A)	171,477
150,390	FHLMC, Pool #1Q0080, (12M LIBOR +1.685%), 3.555%, 1/1/36(A)	157,632
374,150	FHLMC, Pool #1Q0119, (12M LIBOR +1.841%), 3.685%, 9/1/36(A)	393,774
463,058	FHLMC, Pool #1Q0187, (12M LIBOR +1.793%), 3.543%, 12/1/36(A)	486,025
271,540	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 3.874%, 4/1/37(A)	285,708
100,230	FHLMC, Pool #1Q0669, (12M LIBOR +1.728%), 3.602%, 11/1/37(A)	104,828
411,368	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 3.674%, 11/1/36(A)	433,218
502,652	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.118%, 4/1/34(A)	529,651
245,128	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 3.417%, 11/1/36(A)	258,526
206,731	FHLMC, Pool #847795, (1 Year CMT Rate +2.272%), 3.627%, 4/1/35(A)	218,111
114,219	FHLMC, Pool #848088, (1 Year CMT Rate +2.245%), 3.827%, 4/1/35(A)	120,433
427,277	FHLMC, Pool #848539, (1 Year CMT Rate +2.264%), 3.815%, 4/1/37(A)	450,928
1,010,668	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 3.906%, 1/1/36(A)	1,068,420
13,464	FHLMC, Pool #A92646, 5.500%, 6/1/40	14,718
15,093	FHLMC, Pool #C03505, 5.500%, 6/1/40	16,169
66,885	FHLMC, Pool #C66916, 7.000%, 5/1/32	73,688
4,124	FHLMC, Pool #D94598, 6.500%, 4/1/21	4,160
1,762	FHLMC, Pool #G00100, 8.000%, 2/1/23	1,882
43,428	FHLMC, Pool #G01840, 5.000%, 7/1/35	46,313
258,945	FHLMC, Pool #G11769, 5.000%, 10/1/20	263,289
169,078	FHLMC, Pool #G11773, 5.000%, 10/1/20	171,856
58,882	FHLMC, Pool #J05907, 6.000%, 8/1/19	59,162
61,197	FHLMC, Pool #J10895, 4.000%, 10/1/19	62,779
49,827	FNMA, Pool #175123, 7.450%, 8/1/22	50,664
4,415	FNMA, Pool #207530, 8.250%, 4/1/22	4,422
136,185	FNMA, Pool #254868, 5.000%, 9/1/33	145,866
67,054	FNMA, Pool #256272, 5.500%, 6/1/26	71,865
111,903	FNMA, Pool #256852, 6.000%, 8/1/27	122,298
25,265	FNMA, Pool #323832, 7.500%, 7/1/29	28,647
1,962	FNMA, Pool #334593, 7.000%, 5/1/24	2,083
88,621	FNMA, Pool #555380, (12M LIBOR +1.586%), 3.696%, 4/1/33(A)	93,090
50,579	FNMA, Pool #665773, 7.500%, 6/1/31	51,666
105,614	FNMA, Pool #679742, (1 Year CMT Rate +2.581%), 3.595%, 1/1/40(A)	108,223
46,335	FNMA, Pool #681842, (1 Year CMT Rate +2.125%), 3.704%, 2/1/33(A)	48,193
116,295	FNMA, Pool #681898, (1 Year CMT Rate +2.125%), 3.911%, 4/1/33(A)	121,722
149,395	FNMA, Pool #725245, (1 Year CMT Rate +2.134%), 3.480%, 2/1/34(A)	157,349
253	FNMA, Pool #725284, 7.000%, 11/1/18	253
155,333	FNMA, Pool #725424, 5.500%, 4/1/34	168,987
843,566	FNMA, Pool #725490, (12M LIBOR +1.618%), 3.995%, 4/1/34(A)	882,179
11,809	FNMA, Pool #735439, 6.000%, 9/1/19	11,913
26,931	FNMA, Pool #735484, 5.000%, 5/1/35	28,839
106,952	FNMA, Pool #735539, (1 Year CMT Rate +2.203%), 3.849%, 4/1/35(A)	112,539
48,285	FNMA, Pool #743207, (12M LIBOR +1.521%), 3.270%, 10/1/33(A)	50,398
46,188	FNMA, Pool #745467, (12M LIBOR +1.947%), 3.734%, 4/1/36(A)	48,470
36,726	FNMA, Pool #745790, (1 Year CMT Rate +2.124%), 3.908%, 8/1/36(A)	38,258
94,279	FNMA, Pool #761411, 4.500%, 5/1/19	94,968
74,366	FNMA, Pool #784365, (6M LIBOR +1.550%), 3.909%, 5/1/34(A)	76,903
108,575	FNMA, Pool #791978, (6M LIBOR +1.518%), 3.441%, 9/1/34(A)	111,554
38,511	FNMA, Pool #804001, (1 Year CMT Rate +2.185%), 3.435%, 10/1/34(A)	40,438
39,170	FNMA, Pool #809897, (12M LIBOR +1.696%), 3.851%, 3/1/35(A)	41,139
144,380	FNMA, Pool #813170, (12M LIBOR +1.575%), 3.533%, 1/1/35(A)	150,815
780,258	FNMA, Pool #815323, (6M LIBOR +1.535%), 3.334%, 1/1/35(A)	807,042
151,504	FNMA, Pool #820364, (12M LIBOR +0.901%), 3.276%, 4/1/35(A)	155,401
318,089	FNMA, Pool #827787, (6M LIBOR +1.550%), 3.896%, 5/1/35(A)	329,128
43,300	FNMA, Pool #828480, (12M LIBOR +1.730%), 3.690%, 6/1/35(A)	45,701
118,594	FNMA, Pool #839239, (12M LIBOR +1.760%), 3.510%, 9/1/35(A)	125,045
81,145	FNMA, Pool #888179, (12M LIBOR +1.814%), 3.637%, 2/1/37(A)	85,261
48,624	FNMA, Pool #888548, (1 Year CMT Rate +2.256%), 3.667%, 5/1/35(A)	51,304
85,289	FNMA, Pool #889060, 6.000%, 1/1/38	93,882
82,472	FNMA, Pool #889061, 6.000%, 1/1/38	92,393
5,323	FNMA, Pool #889382, 5.500%, 4/1/38	5,809
307,939	FNMA, Pool #922674, (12M LIBOR +1.905%), 3.834%, 4/1/36(A)	325,870
21,145	FNMA, Pool #931676, 5.500%, 1/1/19	21,168

49

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 2.5% (Continued)
$125,484	FNMA, Pool #950385, (6M LIBOR +0.957%), 2.738%, 8/1/37(A)	$127,075
40,096	FNMA, Pool #960376, 5.500%, 12/1/37	43,248
156,769	FNMA, Pool #985670, 6.500%, 10/1/21	160,467
16	FNMA, Pool #995284, 5.500%, 3/1/20	16
230,208	FNMA, Pool #AA1150, 4.000%, 4/1/23	236,274
9,237	FNMA, Pool #AD0941, 5.500%, 4/1/40	10,161
70,660	FNMA, Pool #AE0363, 5.000%, 7/1/37	75,670
57,109	FNMA, Pool #AE0727, 4.000%, 10/1/20	58,614
83,421	FNMA, Pool #AE5441, 5.000%, 10/1/40	89,490
154,310	FNMA, Pool #AI6588, 4.000%, 7/1/26	158,543
164,705	FNMA, Pool #AI8506, 4.000%, 8/1/26	169,239
147,055	FNMA, Pool #AL0211, 5.000%, 4/1/41	157,759
21,751	FNMA, Pool #AL0302, 5.000%, 4/1/24	22,626
924,976	FNMA, Pool #AL0478, (12M LIBOR +1.796%), 3.743%, 4/1/36(A)	975,836
271,956	FNMA, Pool #AL0543, 5.000%, 7/1/41	291,623
147,713	FNMA, Pool #AL1105, 4.500%, 12/1/40	155,293
37,776	FNMA, Pool #AL2591, 5.500%, 5/1/38	39,015
498,216	FNMA, Pool #AL5275, (6M LIBOR +1.495%), 3.659%, 9/1/37(A)	515,150
2,682,166	FNMA, Pool #AL7396, (6M LIBOR +1.535%), 3.703%, 2/1/37(A)	2,773,882
7,227	GNMA, Pool #344233, 8.000%, 2/15/23	7,603
33,468	GNMA, Pool #345123, 8.000%, 12/15/23	35,288
4,175	GNMA, Pool #569337, 6.500%, 4/15/22	4,326
13,801	GNMA, Pool #628440, 7.000%, 4/15/24	13,854
8,381	GNMA, Pool #780322, 8.000%, 11/15/22	8,835
465,813	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.375%, 2/20/34(A)	483,040
200,614	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.625%, 4/20/34(A)	208,348
357,467	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.750%, 8/20/34(A)	370,507
693,879	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.375%, 3/20/41(A)	711,844
160	GNMA, Pool #8426, (1 Year CMT Rate +1.500%), 3.125%, 11/20/18(A)	160
416,573	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.000%, 11/20/44(A)	431,113
1,764,878	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.000%, 12/20/44(A)	1,828,863
	Total U.S. Government Mortgage-Backed Obligations	$22,635,584

	U.S. Government Agency Obligations — 0.8%
2,100,000	Overseas Private Investment Corp., 1.961%, 10/15/39(A)(C)	2,100,000
5,000,000	Overseas Private Investment Corp., 2.000%, 7/20/22(A)(C)	5,000,000
15,767	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	16,264
21,660	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	22,246
96,312	Small Business Administration Pools, (Prime Rate -2.500%), 2.250%, 4/25/28(A)	95,801
171,859	Small Business Administration Pools, (Prime Rate -2.600%), 2.150%, 1/25/26(A)	170,572
	Total U.S. Government Agency Obligations	$7,404,883

	Bank Loan — 0.2%
1,739,500	Micron Technology Inc., Term Loan, (LIBOR +2.000%), 4.108%, 4/26/22(A)(E)	1,742,109

	Commercial Paper — 7.8%
15,000,000	ATTINC, 2.837%, 12/06/2018(F)	14,820,199
15,000,000	BKH, 2.180%, 07/02/2018(F)	14,997,213
6,600,000	CATHIA, 2.662%, 10/10/2018(F)	6,556,833
5,150,000	DOV, 2.201%, 07/05/2018(F)	5,148,073
7,750,000	KRPP, 2.150%, 07/02/2018(F)	7,748,611
10,000,000	UDRCP, 2.409%, 07/02/2018(F)	9,998,142
10,400,000	WECGRP, 2.301%, 07/05/2018(F)	10,396,108
	Total Commercial Paper	$69,665,179

Shares
	Short-Term Investment Fund — 0.0%
88,667	Dreyfus Government Cash Management, Institutional Shares, 1.81%∞Ω	$88,667
	Total Investment Securities —100.7%
	(Cost $902,563,113)	$899,476,477

	Liabilities in Excess of Other Assets — (0.7%)	(6,441,244)

	Net Assets — 100.0%	$893,035,233

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2018.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions .These securities do not indicate a reference rate and spread in their description.

50

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2018.

(F)	Rate reflects yield at the time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $454,724,774 or 50.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$384,774,886	$—	$384,774,886
Corporate Bonds	—	228,110,704	—	228,110,704
Commercial Mortgage-Backed Securities	—	100,092,899	—	100,092,899
Agency Collateralized Mortgage Obligations	—	30,692,909	—	30,692,909
Non-Agency Collateralized Mortgage Obligations	—	28,360,096	—	28,360,096
Municipal Bonds	—	25,908,561	—	25,908,561
U.S. Government Mortgage-Backed Obligations	—	22,635,584	—	22,635,584
U.S. Government Agency Obligations	—	7,404,883	—	7,404,883
Bank Loan	—	1,742,109	—	1,742,109
Commercial Paper	—	69,665,179	—	69,665,179
Short-Term Investment Fund	88,667	—	—	88,667
Total	$88,667	$899,387,810	$—	$899,476,477

See accompanying Notes to Portfolios of Investments.

51

Notes to Portfolios of Investments

June 30, 2018 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund and Merger Arbitrage Fund held Level 3 categorized securities during the period ended June 30, 2018. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2018, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Emerging Markets Small Cap Fund and Merger Arbitrage Fund.

During the period ended June 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms

52

Notes to Portfolios of Investments (Unaudited) (Continued)

and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s and Ultra Short Duration Fixed Income Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Active Bond Fund’s and Ultra Short Duration Fixed Income Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans— The Active Bond Fund and the Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan

53

Notes to Portfolios of Investments (Unaudited) (Continued)

Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents fair value of the unfunded portion of the Funds’ bank loans.

As of June 30, 2018, the Funds did not hold any unfunded loan commitments

Collateralized Loan Obligations — The Active Bond Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces

54

Notes to Portfolios of Investments (Unaudited) (Continued)

the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2018, the Arbitrage Fund and Merger Arbitrage Fund had securities sold short with a fair value of $(31,839,013) and $(19,830,212), respectively, and pledged securities with a fair value of $39,864,144 and $48,544,928, respectively, as collateral and pledged cash collateral of $18,084,675 and $5,720,236, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2018, the Arbitrage Fund and Merger Arbitrage Fund had written options with a fair value of $(194,039) and $(150,646), respectively, and pledged securities with a fair value of $39,864,144 and $48,544,928, respectively, as collateral and pledged cash collateral of $18,084,675 and $5,720,236, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund held purchased options with a fair value of $98,072 and $70,768, respectively, as of June 30, 2018.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes

55

Notes to Portfolios of Investments (Unaudited) (Continued)

in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of June 30, 2018, the Active Bond Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2018, the Arbitrage Fund and Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have

56

Notes to Portfolios of Investments (Unaudited) (Continued)

no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2018:

	Fair Value of Derivative Investments
	as of June 30, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Purchased Options-Equity Contracts*	$98,072	$—
	Written Options-Equity Contracts*	—	(194,039)
Merger Arbitrage Fund	Purchased Options-Equity contracts*	70,768	—
	Written Options-Equity Contracts*	—	(150,646)

*	Amounts for Purchased and Written Options represent market value.

For the period ended June 30, 2018, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$112,590	$92,815
Written Options - Premiums received	$—	$139,051	$110,326
Forward foreign currency contracts:
U.S. dollar amount received	$—	$3,856,932	$2,105,771
Interest rate contracts:
Futures Contracts - Notional value	$11,922,043	$—	$—

Portfolio securities loaned —The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

57

Notes to Portfolios of Investments (Unaudited) (Continued)

As of June 30, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Arbitrage Fund	Common Stocks	$1,392,863	$1,499,364	$106,501
Emerging Markets Small Cap Fund	Common Stocks	154,906	154,117	(789)
High Yield Fund	Corporate Bonds	3,457,623	3,583,573	125,950
Merger Arbitrage Fund	Common Stocks	924,594	961,952	37,358
Mid Cap Value Fund	Common Stocks	30,246,841	31,235,363	988,522
Premium Yield Equity Fund	Common Stocks	3,727,475	3,836,455	108,980
Small Cap Fund	Common Stocks	6,606,440	6,849,270	242,830
Small Cap Value Fund	Common Stocks	7,868,321	8,056,579	188,258
Total Return Bond Fund	Corporate Bonds	1,233,000	1,284,000	51,000

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

58

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of June 30, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Active Bond Fund	$358,207,209	$1,338,297	$(7,945,709)	$—	$—	$(6,607,412)
Arbitrage Fund	269,811,360	5,120,618	(10,550,626)	1,032,580	(604,869)	(5,002,297)
Emerging Markets Small Cap Fund	11,262,151	763,556	(1,332,852)	316	(692)	(569,672)
High Yield Fund	204,201,113	1,049,018	(5,930,215)	—	—	(4,881,197)
Merger Arbitrage Fund	208,595,782	3,921,594	(7,462,682)	598,355	(532,885)	(3,475,618)
Mid Cap Fund	722,506,682	180,587,263	(16,871,216)	—	—	163,716,047
Mid Cap Value Fund	722,529,728	124,718,946	(36,797,716)	—	—	87,921,230
Premium Yield Equity Fund	83,367,990	12,134,260	(2,251,455)	—	—	9,882,805
Sands Capital Select Growth Fund	891,734,180	1,344,503,223	(7,466,949)	—	—	1,337,036,274
Small Cap Fund	120,017,069	53,051,478	(1,023,701)	—	—	52,027,777
Small Cap Value Fund	103,969,581	12,800,533	(6,110,515)	—	—	6,690,018
Total Return Bond Fund	271,414,289	1,298,726	(7,529,172)	—	—	(6,230,446)
Ultra Short Duration Fixed Income Fund	902,563,113	891,261	(3,977,897)	—	—	(3,086,636)

*	Other includes Short Sales, Derivatives and Foreign Currency Transactions.

59

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/17/2018

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 8/17/2018

* Print the name and title of each signing officer under his or her signature.